UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

PORTFOLIO of INVESTMENTS

REIT FUND

SEPTEMBER 30, 2004 (UNAUDITED)

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 REAL ESTATE INVESTMENT TRUSTS - 90.2%
     DIVERSIFIED - 4.2%
     22,200   iStar Financial Inc. ........................  $      915
     16,000   Vornado Realty Trust ........................       1,003
                                                             ----------
              Total Diversified ...........................       1,918
                                                             ----------

     HEALTH CARE - 4.2%
     39,400   Health Care Property Investors, Inc.** ......       1,024
     23,000   Healthcare Realty Trust, Inc. ...............         898
                                                             ----------
              Total Health Care ...........................       1,922
                                                             ----------

     INDUSTRIAL/OFFICE - 27.0%
       INDUSTRIAL - 6.1%
     21,500   AMB Property Corporation ....................         796
     14,000   CenterPoint Properties Trust ................         610
     38,500   ProLogis ....................................       1,357
                                                             ----------
                                                                  2,763
                                                             ----------

       MIXED - 2.1%
     29,000   Duke Realty Corporation .....................         963
                                                             ----------

       OFFICE - 18.8%
     23,000   Alexandria Real Estate Equities, Inc. .......       1,511
     21,000   Arden Realty, Inc. ..........................         684
     16,500   Boston Properties, Inc. .....................         914
     28,000   CarrAmerica Realty Corporation ..............         916
     71,000   Corporate Office Properties Trust ...........       1,819
     65,500   Equity Office Properties Trust ..............       1,785
     17,500   SL Green Realty Corporation .................         907
                                                             ----------
                                                                  8,536
                                                             ----------
              Total Industrial/Office .....................      12,262
                                                             ----------

     LODGING/RESORTS - 5.3%
     58,000   Equity Inns Inc. ............................         573
     32,000   Hospitality Properties Trust** ..............       1,360
     32,300   Host Marriott Corporation+ ..................         453
                                                             ----------
              Total Lodging/Resorts .......................       2,386
                                                             ----------

     MORTGAGE/FINANCIAL - 2.7%
     34,600   Annaly Mortgage Management, Inc.** ..........         593
     19,500   Friedman, Billings, Ramsey Group, Inc.,
                Class A** .................................         372
      4,000   Redwood Trust, Inc.** .......................         250
                                                             ----------
              Total Mortgage/Financial ....................       1,215
                                                             ----------

     RESIDENTIAL - 12.9%
       APARTMENTS - 12.9%
     42,000   Apartment Investment & Management
                Company, Class A ..........................       1,461
     22,000   AvalonBay Communities, Inc. .................       1,325
     65,000   Equity Residential ..........................       2,015
     54,500   United Dominion Realty Trust, Inc. ..........       1,080
                                                             ----------
              Total Residential ...........................       5,881
                                                             ----------

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     RETAIL - 25.1%
       REGIONAL MALLS - 17.4%
     72,000   General Growth Properties, Inc. .............  $    2,232
     34,000   Macerich Company ............................       1,812
     35,000   Mills Corporation ...........................       1,815
     38,000   Simon Property Group, Inc. ..................       2,038
                                                             ----------
                                                                  7,897
                                                             ----------
       SHOPPING CENTERS - 7.7%
     42,200   Developers Diversified Realty Corporation ...       1,652
     32,000   Kimco Realty Corporation ....................       1,642
      3,600   Pan Pacific Retail Properties, Inc. .........         195
                                                             ----------
                                                                  3,489
                                                             ----------
              Total Retail ................................      11,386
                                                             ----------

     SELF STORAGE - 3.0%
     19,000   Public Storage, Inc. ........................         941
     11,000   Shurgard Storage Centers, Inc., Class A .....         427
                                                             ----------
              Total Self Storage ..........................       1,368
                                                             ----------

     SPECIALTY - 5.8%
     47,500   Capital Automotive REIT .....................       1,485
     33,000   Plum Creek Timber Company, Inc. .............       1,156
                                                             ----------
              Total Specialty .............................       2,641
                                                             ----------
              Total Real Estate Investment Trusts
                (Cost $30,896) ............................      40,979
                                                             ----------

 COMMON STOCKS - 5.9%
     CONSUMER DISCRETIONARY - 4.0%
       CONSUMER DURABLES & APPAREL - 1.9%
     26,500   D.R. Horton, Inc. ...........................         877
                                                             ----------

       HOTELS, RESTAURANTS & LEISURE - 2.1%
     17,700   Harrah's Entertainment, Inc.** ..............         938
                                                             ----------
              Total Consumer Discretionary ................       1,815
                                                             ----------

     FINANCIALS - 1.9%
       INSURANCE - 1.9%
     23,000   Fidelity National Financial, Inc. ...........         876
                                                             ----------
              Total Common Stocks
                (Cost $1,946) .............................       2,691
                                                             ----------


                    See Notes to Portfolio of Investments.                     1

REIT FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                       VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 REPURCHASE AGREEMENT - 1.3%
   (COST $584)
$       584   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $584,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $596,000) ........  $      584
                                                             ----------

 SHORT-TERM INVESTMENT - 8.0%
   (COST $3,651)
      3,651   Mellon GSL DBT II
                Collateral Fund++ .........................       3,651
                                                             ----------
TOTAL INVESTMENTS (Cost $37,077*) .................. 105.4%      47,905
OTHER ASSETS AND LIABILITIES (Net) .................  (5.4)      (2,449)
                                                     -----   ----------
NET ASSETS ......................................... 100.0%  $   45,456
                                                     =====   ==========

-----------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $3,526,000, representing 7.8% of the net assets of the Fund (Collateral Value $3,651,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


2                     See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

EQUITY INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 84.8%
     CONSUMER DISCRETIONARY - 14.9%
       AUTOMOBILES & COMPONENTS - 3.3%
     60,200   General Motors Corporation** ................  $    2,557
     50,000   Magna International Inc., Class A ...........       3,704
                                                             ----------
                                                                  6,261
                                                             ----------

       CONSUMER DURABLES & APPAREL - 4.2%
     73,500   D.R. Horton, Inc. ...........................       2,433
    140,000   Mattel, Inc. ................................       2,538
     37,000   NIKE Inc., Class B ..........................       2,916
                                                             ----------
                                                                  7,887
                                                             ----------

       HOTELS, RESTAURANTS & LEISURE - 3.7%
     35,000   Carnival Corporation** ......................       1,655
     71,000   Harrah's Entertainment, Inc. ................       3,762
     57,500   McDonald's Corporation ......................       1,612
                                                             ----------
                                                                  7,029
                                                             ----------

       RETAILING - 3.7%
     54,000   May Department Stores Company ...............       1,384
     69,700   Neiman Marcus Group Inc., Class A ...........       4,008
     43,500   Sears, Roebuck & Company** ..................       1,733
                                                             ----------
                                                                  7,125
                                                             ----------
              Total Consumer Discretionary ................      28,302
                                                             ----------

     CONSUMER STAPLES - 7.1%
       FOOD & STAPLES RETAILING - 1.7%
     94,500   Wal-Mart de Mexico SA de CV, ADR** ..........       3,211
                                                             ----------

       FOOD, BEVERAGE & TOBACCO - 4.6%
     53,000   Altria Group, Inc. ..........................       2,493
     64,500   ConAgra Foods, Inc. .........................       1,658
     59,700   Diageo PLC, Sponsored ADR** .................       3,011
     36,000   Hershey Foods Corporation ...................       1,682
                                                             ----------
                                                                  8,844
                                                             ----------

       HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
     28,000   Procter & Gamble Company ....................       1,515
                                                             ----------
              Total Consumer Staples ......................      13,570
                                                             ----------

     ENERGY - 8.7%
     77,000   Baker Hughes Inc. ...........................       3,366
     43,500   BP PLC, Sponsored ADR .......................       2,503
     39,484   ChevronTexaco Corporation ...................       2,118
     25,280   ConocoPhillips Company ......................       2,094
     30,500   Royal Dutch Petroleum Company (F) ...........       1,574
     26,500   Schlumberger Ltd. ...........................       1,784
     39,697   Valero Energy Corporation ...................       3,184
                                                             ----------
              Total Energy ................................      16,623
                                                             ----------

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     FINANCIALS - 23.9%
       BANKS - 7.7%
     92,602   Bank of America Corporation ................. $     4,013
     73,998   Countrywide Financial Corporation ...........       2,915
     84,200   TCF Financial Corporation ...................       2,551
     66,000   U.S. Bancorp ................................       1,907
     53,000   Wells Fargo & Company .......................       3,160
                                                             ----------
                                                                 14,546
                                                             ----------

       DIVERSIFIED FINANCIALS - 7.7%
     57,000   Allied Capital Corporation** ................       1,390
     90,500   Citigroup Inc. ..............................       3,993
     36,000   Fannie Mae ..................................       2,282
     27,000   Franklin Resources, Inc. ....................       1,506
     50,000   J.P. Morgan Chase & Company .................       1,986
     44,500   Morgan Stanley ..............................       2,194
     25,600   T. Rowe Price Group, Inc. ...................       1,304
                                                             ----------
                                                                 14,655
                                                             ----------

       INSURANCE - 8.5%
     85,000   ACE Ltd. ....................................       3,405
     82,000   AFLAC Inc. ..................................       3,215
     50,000   Allstate Corporation ........................       2,399
     59,000   Fidelity National Financial, Inc. ...........       2,248
     59,000   HCC Insurance Holdings, Inc. ................       1,779
     43,000   XL Capital Ltd., Class A ....................       3,182
                                                             ----------
                                                                 16,228
                                                             ----------
              Total Financials ............................      45,429
                                                             ----------

     HEALTH CARE - 5.6%
       HEALTH CARE EQUIPMENT & SERVICES - 0.8%
     30,500   Becton Dickinson & Company ..................       1,577
                                                             ----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 4.8%
     65,000   Abbott Laboratories .........................       2,753
     54,000   Johnson & Johnson ...........................       3,042
    107,000   Pfizer Inc. .................................       3,274
                                                             ----------
                                                                  9,069
                                                             ----------
              Total Health Care ...........................      10,646
                                                             ----------

     INDUSTRIALS - 7.4%
       CAPITAL GOODS - 6.1%
     29,500   Boeing Company ..............................       1,523
     23,800   General Dynamics Corporation ................       2,430
     69,000   General Electric Company ....................       2,317
     36,000   Northrop Grumman Corporation ................       1,920
     39,000   PACCAR Inc. .................................       2,695
     24,000   Tyco International Ltd. .....................         736
                                                             ----------
                                                                 11,621
                                                             ----------

       TRANSPORTATION - 1.3%
     32,000   United Parcel Service, Inc., Class B ........       2,430
                                                             ----------
              Total Industrials ...........................      14,051
                                                             ----------


                    See Notes to Portfolio of Investments.                     3

EQUITY INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - 7.8%
       COMMUNICATIONS EQUIPMENT - 2.9%
     64,000   Harris Corporation ..........................  $    3,516
    153,000   Nokia Oyj, Sponsored ADR ....................       2,099
                                                             ----------
                                                                  5,615
                                                             ----------

       COMPUTERS & PERIPHERALS - 1.3%
     64,300   Hewlett-Packard Company .....................       1,206
     16,000   International Business Machines Corporation .       1,372
                                                             ----------
                                                                  2,578
                                                             ----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
    196,350   AU Optronics Corporation, ADR** .............       2,458
     48,500   Diebold, Inc. ...............................       2,265
                                                             ----------
                                                                  4,723
                                                             ----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
     76,000   Microchip Technology Inc. ...................       2,040
                                                             ----------
              Total Information Technology ................      14,956
                                                             ----------

     MATERIALS - 3.8%
     38,000   Alcoa Inc. ..................................       1,276
     71,000   Cemex SA de CV, Sponsored ADR ...............       1,998
     36,000   Dow Chemical Company ........................       1,627
     65,000   Monsanto Company ............................       2,367
                                                             ----------
              Total Materials .............................       7,268
                                                             ----------

     TELECOMMUNICATION SERVICES - 2.1%
      3,000   Metromedia Fiber Network, Inc., Class A+ ....           0***
     49,500   Verizon Communications Inc. .................       1,949
     82,000   Vodafone Group PLC, Sponsored ADR ...........       1,977
                                                             ----------
              Total Telecommunication Services ............       3,926
                                                             ----------

     UTILITIES - 3.5%
     53,000   FPL Group, Inc. .............................       3,621
     36,500   Pinnacle West Capital Corporation ...........       1,515
     52,000   Southern Company** ..........................       1,559
                                                             ----------
              Total Utilities .............................       6,695
                                                             ----------
              Total Common Stocks
                (Cost $134,589) ...........................     161,466
                                                             ----------

 REAL ESTATE INVESTMENT TRUSTS - 7.5%
     27,800   AMB Property Corporation ....................       1,029
     25,000   Apartment Investment & Management
                Company, Class A ..........................         869
     12,900   Arden Realty, Inc. ..........................         420
     10,100   CarrAmerica Realty Corporation ..............         330
     26,500   Corporate Office Properties Trust ...........         679
     13,500   Developers Diversified Realty Corporation ...         529
     12,200   Duke Realty Corporation .....................         405
     36,000   Equity Office Properties Trust ..............         981
     39,500   Equity Residential ..........................       1,224
     51,000   General Growth Properties, Inc. .............       1,581
     32,200   Health Care Property Investors, Inc. ........         837

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     18,000   Hospitality Properties Trust ................  $      765
     10,500   Kimco Realty Corporation ....................         539
     14,000   Macerich Company ............................         746
     28,500   Plum Creek Timber Company, Inc. .............         998
     15,200   ProLogis ....................................         536
     17,000   Shurgard Storage Centers, Inc., Class A .....         660
     22,000   Simon Property Group, Inc. ..................       1,180
                                                             ----------
              Total Real Estate Investment Trusts
                (Cost $9,991) .............................      14,308
                                                             ----------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 CONVERTIBLE SECURITIES - 2.1%
     CONVERTIBLE BONDS AND NOTES - 2.1%
$       850   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 .....................         847
      1,750   TriQuint Semiconductor, Inc., Conv. Sub.
                Note,
                4.000% due 03/01/2007 .....................       1,693
      1,500   Vitesse Semiconductor Corporation,
                Conv. Sub. Deb.,
                4.000% due 03/15/2005 .....................       1,508
                                                             ----------
              Total Convertible Securities
                (Cost $3,613) .............................       4,048
                                                             ----------

 FIXED INCOME SECURITIES - 1.9%
     CORPORATE BONDS AND NOTES - 1.9%
        100   Aetna Inc., Company Guarantee,
                7.125% due 08/15/2006 .....................         107
        500   Aetna Inc., Sr. Note,
                7.875% due 03/01/2011 .....................         591
         45   Baxter International Inc., Note,
                7.125% due 02/01/2007 .....................          48
        300   CBS Corporation, Sr. Note,
                7.150% due 05/20/2005 .....................         309
      1,000   ERAC USA Finance Company, Note,
                7.350% due 06/15/2008++ ...................       1,120
        100   Raytheon Company, Sr. Note,
                6.150% due 11/01/2008 .....................         109
      1,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 .....................       1,173
        100   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .....................         106
                                                             ----------
              Total Corporate Bonds and Notes
                (Cost $3,181) .............................       3,563
                                                             ----------

     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%+++
       FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0%+++
         74   6.500% due 09/01/2030 .......................          78
         40   7.000% due 09/01/2030 .......................          42
                                                             ----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $110) ...............................         120
                                                             ----------
              Total Fixed Income Securities
                (Cost $3,291) .............................       3,683
                                                             ----------


4                     See Notes to Portfolio of Investments.

EQUITY INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 WARRANTS - 0.0% +++
   (COST $0)
        250   V2 Music Holdings PLC,
                Expires 05/07/2008+,++ ....................  $        0***
                                                             ----------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT - 3.5%
   (COST $6,602)
$     6,602   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $6,602,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $6,736,000) ......       6,602
                                                             ----------
 SHORT-TERM INVESTMENT - 6.7%
   (COST $12,788)
     12,788   Mellon GSL DBT II
                Collateral Fund++++ .......................      12,788
                                                             ----------
TOTAL INVESTMENTS (Cost $170,874*) ................. 106.5%     202,895
OTHER ASSETS AND LIABILITIES (Net) .................  (6.5)     (12,461)
                                                     -----   ----------
NET ASSETS ......................................... 100.0%  $  190,434
                                                     =====   ==========

-------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $12,400,000, representing 6.5% of the net assets of the Fund (Collateral Value $12,788,000).
  *** Value of security is less than $500.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the net assets of the Fund.
 ++++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------
               GLOSSARY OF TERMS
    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares
--------------------------------------------------

                    See Notes to Portfolio of Investments.                     5

PORTFOLIO of INVESTMENTS

GROWTH & INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 97.4%
     CONSUMER DISCRETIONARY - 10.8%
       CONSUMER DURABLES & APPAREL - 1.5%
    207,000   Mattel, Inc. ................................  $    3,753
                                                             ----------

       HOTELS, RESTAURANTS & LEISURE - 3.8%
    206,000   Carnival Corporation** ......................       9,742
                                                             ----------

       MEDIA - 5.5%
    111,000   Comcast Corporation, Class A+ ...............       3,135
    105,000   Comcast Corporation, Special Class A+ .......       2,931
    341,000   Liberty Media Corporation, Class A+ .........       2,973
     17,500   Liberty Media International, Inc., Class A+ .         584
    132,000   Viacom Inc., Class B ........................       4,430
                                                             ----------
                                                                 14,053
                                                             ----------
              Total Consumer Discretionary ................      27,548
                                                             ----------

     CONSUMER STAPLES - 10.6%
       FOOD & STAPLES RETAILING - 3.2%
     77,000   Costco Wholesale Corporation ................       3,200
    321,000   Kroger Company+ .............................       4,982
                                                             ----------
                                                                  8,182
                                                             ----------

       FOOD, BEVERAGE & TOBACCO - 1.8%
     93,000   PepsiCo Inc. ................................       4,524
                                                             ----------

       HOUSEHOLD & PERSONAL PRODUCTS - 5.6%
    179,000   Avon Products, Inc. .........................       7,819
     55,000   Kimberly-Clark Corporation ..................       3,552
     55,000   Procter & Gamble Company ....................       2,977
                                                             ----------
                                                                 14,348
                                                             ----------
              Total Consumer Staples ......................      27,054
                                                             ----------

     ENERGY - 8.1%
     92,000   BP PLC, Sponsored ADR .......................       5,293
     89,000   Exxon Mobil Corporation .....................       4,301
     81,000   Royal Dutch Petroleum Company (F) ...........       4,180
     49,000   Schlumberger Ltd. ...........................       3,298
     85,000   Unocal Corporation ..........................       3,655
                                                             ----------
              Total Energy ................................      20,727
                                                             ----------

     FINANCIALS - 24.6%
       BANKS - 10.5%
    247,280   Bank of America Corporation .................      10,714
     91,000   PNC Financial Services Group, Inc. ..........       4,923
    104,000   Wachovia Corporation ........................       4,883
    106,000   Wells Fargo & Company .......................       6,321
                                                             ----------
                                                                 26,841
                                                             ----------

       DIVERSIFIED FINANCIALS - 8.0%
    131,000   Citigroup Inc. ..............................       5,780
    108,000   Freddie Mac .................................       7,046
    190,000   J.P. Morgan Chase & Company .................       7,549
                                                             ----------
                                                                 20,375
                                                             ----------

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

       INSURANCE - 6.1%
     77,000   ACE Ltd. ....................................  $    3,085
    151,000   Allstate Corporation ........................       7,246
     77,000   American International Group Inc. ...........       5,235
                                                             ----------
                                                                 15,566
                                                             ----------
              Total Financials ............................      62,782
                                                             ----------

     HEALTH CARE - 13.6%
       HEALTH CARE EQUIPMENT & SERVICES - 4.5%
     98,000   Baxter International Inc. ...................       3,152
    100,000   Cardinal Health Inc. ........................       4,377
     75,000   Medtronic, Inc. .............................       3,892
                                                             ----------
                                                                 11,421
                                                             ----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 9.1%
    127,000   Bristol-Myers Squibb Company ................       3,006
     74,000   Johnson & Johnson ...........................       4,169
     66,000   Merck & Company, Inc. .......................       2,178
    293,000   Mylan Laboratories Inc. .....................       5,274
    188,000   Pfizer Inc. .................................       5,753
    112,000   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR .............................       2,906
                                                             ----------
                                                                 23,286
                                                             ----------
              Total Health Care ...........................      34,707
                                                             ----------

     INDUSTRIALS - 10.5%
       CAPITAL GOODS - 10.5%
    132,000   Boeing Company ..............................       6,814
    115,000   General Electric Company ....................       3,862
    189,000   Honeywell International Inc. ................       6,777
     35,000   Lockheed Martin Corporation .................       1,952
    239,000   Tyco International Ltd. .....................       7,328
                                                             ----------
              Total Industrials ...........................      26,733
                                                             ----------

     INFORMATION TECHNOLOGY - 13.7%
       COMMUNICATIONS EQUIPMENT - 2.1%
    293,000   Motorola, Inc. ..............................       5,286
                                                             ----------

       COMPUTERS & PERIPHERALS - 3.4%
    175,000   Hewlett-Packard Company .....................       3,281
     63,000   International Business Machines Corporation..       5,402
                                                             ----------
                                                                  8,683
                                                             ----------

       IT SERVICES - 2.6%
    153,000   First Data Corporation ......................       6,656
                                                             ----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
    156,000   Intel Corporation ...........................       3,129
                                                             ----------

       SOFTWARE - 4.4%
    180,000   Computer Associates International, Inc. .....       4,734
    234,000   Microsoft Corporation** .....................       6,470
                                                             ----------
                                                                 11,204
                                                             ----------
              Total Information Technology ................      34,958
                                                             ----------


6                     See Notes to Portfolio of Investments.

GROWTH & INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     MATERIALS - 0.5%
     36,000   Alcoa Inc. ..................................  $    1,209
                                                             ----------

     TELECOMMUNICATION SERVICES - 1.3%
    132,000   SBC Communications Inc. .....................       3,426
                                                             ----------

     UTILITIES - 3.7%
     62,000   FPL Group, Inc.** ...........................       4,236
    103,000   NiSource Inc. ...............................       2,164
     76,000   Pinnacle West Capital Corporation ...........       3,154
                                                             ----------
              Total Utilities .............................       9,554
                                                             ----------
              Total Common Stocks
                (Cost $201,909) ...........................     248,698
                                                             ----------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT - 2.4%
   (COST $6,018)
$     6,018   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $6,018,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $6,140,000) ......       6,018
                                                             ----------

 SHORT-TERM INVESTMENT - 4.9%
   (COST $12,490)
     12,490   Mellon GSL DBT II
                Collateral Fund++ .........................      12,490
                                                             ----------
TOTAL INVESTMENTS (Cost $220,417*) ................. 104.7%     267,206
OTHER ASSETS AND LIABILITIES (Net) .................  (4.7)     (11,885)
                                                     -----   ----------
NET ASSETS ......................................... 100.0%  $  255,321
                                                     =====   ==========


-----------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $12,021,000, representing 4.7% of the net assets of the Fund (Collateral Value $12,490,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


--------------------------------------------------
              GLOSSARY OF TERMS
    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares
--------------------------------------------------

                    See Notes to Portfolio of Investments.                     7

PORTFOLIO of INVESTMENTS

WEST COAST EQUITY FUND

SEPTEMBER 30, 2004 (UNAUDITED)

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 93.0%
     CONSUMER DISCRETIONARY - 15.7%
       AUTOMOBILES & COMPONENTS - 1.5%
     69,300   Monaco Coach Corporation ....................  $    1,500
      7,000   Superior Industries International, Inc. .....         210
                                                             ----------
                                                                  1,710
                                                             ----------
       CONSUMER DURABLES & APPAREL - 4.0%
     15,524   Columbia Sportswear Company+ ................         846
     14,700   KB Home .....................................       1,242
     53,000   Mattel, Inc. ................................         961
     19,125   NIKE Inc., Class B ..........................       1,507
                                                             ----------
                                                                  4,556
                                                             ----------
       HOTELS, RESTAURANTS & LEISURE - 3.6%
     84,300   Hilton Hotels Corporation ...................       1,588
     39,070   Starbucks Corporation+ ......................       1,776
    129,460   WestCoast Hospitality Corporation+ ..........         719
                                                             ----------
                                                                  4,083
                                                             ----------
       MEDIA - 5.1%
     30,000   Getty Images, Inc.+** .......................       1,659
     22,300   Knight-Ridder, Inc. .........................       1,460
      2,500   McClatchy Company, Class A ..................         177
     51,600   Univision Communications Inc., Class A+** ...       1,631
     42,700   Walt Disney Company .........................         963
                                                             ----------
                                                                  5,890
                                                             ----------
       RETAILING - 1.5%
     51,385   Building Materials Holding Corporation ......       1,414
     27,200   Hollywood Entertainment Corporation+ ........         268
     10,400   Restoration Hardware, Inc.+ .................          54
                                                             ----------
                                                                  1,736
                                                             ----------
              Total Consumer Discretionary ................      17,975
                                                             ----------
     CONSUMER STAPLES - 3.4%
       FOOD & STAPLES RETAILING - 2.8%
     45,320   Costco Wholesale Corporation ................       1,884
     81,790   Kroger Company+ .............................       1,269
                                                             ----------
                                                                  3,153
                                                             ----------
       HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
      4,000   Clorox Company ..............................         213
     12,500   Estee Lauder Companies Inc., Class A ........         523
                                                             ----------
                                                                    736
                                                             ----------
              Total Consumer Staples ......................       3,889
                                                             ----------
     ENERGY - 6.4%
     35,600   Apache Corporation ..........................       1,784
     58,400   ChevronTexaco Corporation ...................       3,133
     37,300   Nabors Industries Ltd.+ .....................       1,766
     10,800   Occidental Petroleum Corporation ............         604
                                                             ----------
              Total Energy ................................       7,287
                                                             ----------

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     FINANCIALS - 19.1%
       BANKS - 14.5%
     50,500   Bank of America Corporation .................  $    2,188
     34,300   Banner Corporation ..........................       1,009
     14,000   City National Corporation ...................         909
     38,000   East West Bancorp, Inc. .....................       1,276
     34,400   Greater Bay Bancorp** .......................         989
     11,800   KeyCorp .....................................         373
      8,400   Pacific Capital Bancorp .....................         249
     89,800   U.S. Bancorp ................................       2,595
      3,200   UCBH Holdings, Inc. .........................         125
      3,900   United PanAm Financial Corporation+ .........          70
     83,498   Washington Federal, Inc. ....................       2,100
     77,623   Wells Fargo & Company .......................       4,629
                                                             ----------
                                                                 16,512
                                                             ----------
       DIVERSIFIED FINANCIALS - 2.7%
     95,500   Charles Schwab Corporation ..................         878
     24,500   Citigroup Inc. ..............................       1,081
      5,900   Countrywide Financial Corporation ...........         233
     15,500   Franklin Resources, Inc. ....................         864
      1,955   Piper Jaffray Companies, Inc.+ ..............          77
                                                             ----------
                                                                  3,133
                                                             ----------
       INSURANCE - 1.9%
      7,800   RenaissanceRe Holdings Ltd. .................         402
     25,100   StanCorp Financial Group, Inc. ..............       1,787
                                                             ----------
                                                                  2,189
                                                             ----------
              Total Financials ............................      21,834
                                                             ----------
     HEALTH CARE - 11.8%
       HEALTH CARE EQUIPMENT & SERVICES - 4.5%
      3,300   Affymetrix, Inc.+ ...........................         101
     19,200   Applera Corporation-Applied Biosystems
                Group .....................................         362
     13,700   Caremark Rx, Inc.+ ..........................         439
      8,680   Health Net, Inc.+ ...........................         215
    135,400   OraSure Technologies, Inc.+ .................         853
     10,000   ResMed Inc.+ ................................         476
     64,625   SonoSite, Inc.+ .............................       1,684
     29,200   Varian Medical Systems, Inc.+ ...............       1,009
                                                             ----------
                                                                  5,139
                                                             ----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 7.3%
     20,400   Allergan, Inc.** ............................       1,480
     24,307   Amgen, Inc.+ ................................       1,378
      5,000   Amylin Pharmaceuticals, Inc.+** .............         103
    132,155   Corixa Corporation+ .........................         550
     37,000   Dendreon Corporation+ .......................         311
     43,325   EDEN Bioscience Corporation+ ................          19
     20,000   Genentech, Inc.+ ............................       1,048
     24,155   ICOS Corporation+** .........................         583
      8,800   Neurocrine Biosciences, Inc.+ ...............         415


8                     See Notes to Portfolio of Investments.

WEST COAST EQUITY FUND

SEPTEMBER 30, 2004 (UNAUDITED)

                                                               VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     HEALTH CARE - (CONTINUED)
       PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
     48,800   Pfizer Inc. .................................  $    1,493
     31,900   Watson Pharmaceuticals, Inc.+ ...............         940
                                                             ----------
                                                                  8,320
                                                             ----------
              Total Health Care ...........................      13,459
                                                             ----------
     INDUSTRIALS - 15.6%
       CAPITAL GOODS - 11.9%
     55,511   Boeing Company ..............................       2,865
     17,200   Cascade Corporation .........................         477
     22,700   Dionex Corporation+ .........................       1,242
     37,540   Electro Scientific Industries, Inc.+ ........         651
     64,300   Greenbrier Companies, Inc. ..................       1,543
     25,700   Northrop Grumman Corporation ................       1,371
     46,000   PACCAR Inc. .................................       3,180
     20,700   Precision Castparts Corporation .............       1,243
     17,200   Simpson Manufacturing Company, Inc. .........       1,087
                                                             ----------
                                                                 13,659
                                                             ----------
       COMMERCIAL SERVICES & SUPPLIES - 1.0%
     43,200   Robert Half International Inc. ..............       1,113
                                                             ----------
       TRANSPORTATION - 2.7%
     34,960   Alaska Air Group, Inc.+ .....................         867
     43,000   Expeditors International of
                Washington, Inc.** ........................       2,223
                                                             ----------
                                                                  3,090
                                                             ----------
              Total Industrials ...........................      17,862
                                                             ----------
     INFORMATION TECHNOLOGY - 16.5%
       COMMUNICATIONS EQUIPMENT - 1.1%
     70,000   Cisco Systems, Inc.+ ........................       1,267
                                                             ----------
       COMPUTERS & PERIPHERALS - 1.9%
    115,100   Advanced Digital Information Corporation+ ...       1,001
     57,600   Hewlett-Packard Company .....................       1,080
     10,100   InFocus Corporation+ ........................          93
                                                             ----------
                                                                  2,174
                                                             ----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
     21,690   Microvision, Inc.+** ........................         129
     49,120   Tektronix, Inc. .............................       1,633
      3,300   Trimble Navigation Ltd.+ ....................         104
                                                             ----------
                                                                  1,866
                                                             ----------
       INTERNET SOFTWARE & SERVICES - 0.7%
    295,600   Primus Knowledge Solutions, Inc.+ ...........         346
     81,900   WatchGuard Technologies, Inc.+ ..............         383
                                                             ----------
                                                                    729
                                                             ----------

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
     28,125   Applied Materials, Inc.+ ....................  $      464
     31,000   Credence Systems Corporation+ ...............         223
     30,790   FEI Company+ ................................         609
     73,830   Intel Corporation ...........................       1,481
      9,000   KLA-Tencor Corporation+** ...................         373
     74,780   Lattice Semiconductor Corporation+ ..........         367
     47,800   LSI Logic Corporation+ ......................         206
    101,600   Pixelworks, Inc.+ ...........................       1,017
     45,600   TriQuint Semiconductor, Inc.+ ...............         178
                                                             ----------
                                                                  4,918
                                                             ----------
       SOFTWARE - 6.9%
     40,900   Actuate Corporation+ ........................         144
     29,600   Adobe Systems Inc. ..........................       1,464
      7,500   Electronic Arts Inc.+ .......................         345
     34,200   Fair Isaac Corporation ......................         999
    125,030   Microsoft Corporation .......................       3,457
     26,700   Quest Software, Inc.+** .....................         297
     39,790   RadiSys Corporation+ ........................         555
     29,500   Siebel Systems, Inc.+ .......................         222
      7,000   SupportSoft, Inc.+ ..........................          68
     21,300   Sybase, Inc.+ ...............................         294
                                                             ----------
                                                                  7,845
                                                             ----------
              Total Information Technology ................      18,799
                                                             ----------
     MATERIALS - 4.1%
     53,600   Oregon Steel Mills, Inc.+ ...................         891
     57,930   Schnitzer Steel Industries, Inc., Class A ...       1,874
     28,035   Weyerhaeuser Company ........................       1,864
                                                             ----------
              Total Materials .............................       4,629
                                                             ----------
     TELECOMMUNICATION SERVICES - 0.4%
     28,200   Nextel Partners, Inc., Class A+ .............         468
                                                             ----------
              Total Common Stocks
                (Cost $86,111) ............................     106,202
                                                             ----------
 REAL ESTATE INVESTMENT TRUSTS - 2.3%
     19,400   AMB Property Corporation ....................         718
     50,200   Plum Creek Timber Company, Inc. .............       1,759
      2,700   Shurgard Storage Centers, Inc., Class A .....         105
                                                             ----------
              Total Real Estate Investment Trusts
                (Cost $2,009) .............................       2,582
                                                             ----------


                    See Notes to Portfolio of Investments.                     9

WEST COAST EQUITY FUND

SEPTEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                       VALUE
   (000S)                                                      (000S)
 ----------                                                  ----------

 REPURCHASE AGREEMENT - 4.9%
   (COST $5,632)
$     5,632   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $5,632,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $5,746,000) ......  $    5,632
                                                             ----------
 SHORT-TERM INVESTMENT - 5.7%
   (COST $6,477)
      6,477   Mellon GSL DBT II
                Collateral Fund++ .........................       6,477
                                                             ----------
TOTAL INVESTMENTS (Cost $100,229*) ................ 105.9%      120,893
OTHER ASSETS AND LIABILITIES (Net) ................  (5.9)       (6,747)
                                                    -----    ----------
NET ASSETS ........................................ 100.0%   $  114,146
                                                    =====    ==========

----------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $6,338,000, representing 5.6% of the net assets of the Fund (Collateral Value $6,477,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

10                           See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

MID CAP STOCK FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 90.7%
     CONSUMER DISCRETIONARY - 15.7%
       AUTOMOBILES & COMPONENTS - 2.5%
     26,700   Magna International Inc., Class A ...........  $    1,978
     20,800   Superior Industries International, Inc.** ...         623
                                                             ----------
                                                                  2,601
                                                             ----------
       CONSUMER DURABLES & APPAREL - 4.3%
     65,300   Jones Apparel Group, Inc. ...................       2,338
    118,400   Mattel, Inc. ................................       2,146
                                                             ----------
                                                                  4,484
                                                             ----------
       HOTELS, RESTAURANTS & LEISURE - 3.3%
      7,900   Mandalay Resort Group .......................         543
     19,600   Papa John's International, Inc.+ ............         601
     54,700   Yum! Brands, Inc. ...........................       2,224
                                                             ----------
                                                                  3,368
                                                             ----------
       RETAILING - 5.6%
     46,700   Neiman Marcus Group Inc., Class A** .........       2,685
     80,700   Tiffany & Company ...........................       2,481
     14,500   Weight Watchers International, Inc.+ ........         563
                                                             ----------
                                                                  5,729
                                                             ----------
              Total Consumer Discretionary ................      16,182
                                                             ----------
     CONSUMER STAPLES - 3.7%
       FOOD, BEVERAGE & TOBACCO - 2.3%
     47,300   Dean Foods Company+ .........................       1,420
     21,100   Hershey Foods Corporation ...................         986
                                                             ----------
                                                                  2,406
                                                             ----------
       HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
     33,600   Estee Lauder Companies Inc., Class A ........       1,404
                                                             ----------
              Total Consumer Staples ......................       3,810
                                                             ----------
     ENERGY - 7.5%
     41,300   Baker Hughes Inc. ...........................       1,806
     23,999   Devon Energy Corporation ....................       1,704
     47,900   Nabors Industries Ltd.+ .....................       2,268
     36,500   Tidewater Inc. ..............................       1,188
     17,400   Unocal Corporation ..........................         748
                                                             ----------
              Total Energy ................................       7,714
                                                             ----------
     FINANCIALS - 18.2%
       BANKS - 6.2%
     47,700   GreenPoint Financial Corporation ............       2,207
     16,400   North Fork Bancorporation, Inc.** ...........         729
     72,200   TCF Financial Corporation ...................       2,187
     51,500   Washington Federal, Inc. ....................       1,295
                                                             ----------
                                                                  6,418
                                                             ----------

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

       DIVERSIFIED FINANCIALS - 5.1%
     59,900   A.G. Edwards, Inc. ..........................  $    2,074
     27,700   Ambac Financial Group, Inc. .................       2,215
     23,898   Countrywide Financial Corporation ...........         941
                                                             ----------
                                                                  5,230
                                                             ----------
       INSURANCE - 6.9%
     60,887   Fidelity National Financial, Inc. ...........       2,320
     81,200   HCC Insurance Holdings, Inc. ................       2,448
     21,100   MGIC Investment Corporation .................       1,404
     23,691   PMI Group, Inc. .............................         961
                                                             ----------
                                                                  7,133
                                                             ----------
              Total Financials ............................      18,781
                                                             ----------
     HEALTH CARE - 9.4%
       HEALTH CARE EQUIPMENT & SERVICES - 8.4%
     24,300   AmerisourceBergen Corporation** .............       1,305
     38,200   Covance Inc.+ ...............................       1,527
     27,300   Express Scripts, Inc., Class A+ .............       1,784
     85,302   IMS Health Inc. .............................       2,040
     45,400   Universal Health Services, Inc., Class B ....       1,975
                                                             ----------
                                                                  8,631
                                                             ----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
     55,525   Mylan Laboratories Inc. .....................         999
                                                             ----------
              Total Health Care ...........................       9,630
                                                             ----------
     INDUSTRIALS - 12.5%
       CAPITAL GOODS - 6.5%
     70,700   Federal Signal Corporation ..................       1,314
     49,900   Lincoln Electric Holdings, Inc. .............       1,565
      5,700   Lockheed Martin Corporation .................         318
     25,900   PACCAR Inc. .................................       1,790
     39,600   Teleflex Inc. ...............................       1,683
                                                             ----------
                                                                  6,670
                                                             ----------
       COMMERCIAL SERVICES & SUPPLIES - 3.9%
     45,000   HNI Corporation .............................       1,781
     74,000   Republic Services, Inc. .....................       2,202
                                                             ----------
                                                                  3,983
                                                             ----------
       TRANSPORTATION - 2.1%
     67,400   Alaska Air Group, Inc.+ .....................       1,670
     72,000   AMR Corporation+ ............................         528
                                                             ----------
                                                                  2,198
                                                             ----------
              Total Industrials ...........................      12,851
                                                             ----------
     INFORMATION TECHNOLOGY - 13.6%
       COMPUTERS & PERIPHERALS - 1.4%
     90,800   Electronics for Imaging, Inc.+ ..............       1,475
                                                             ----------


                    See Notes to Portfolio of Investments.                    11

MID CAP STOCK FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
     33,100   Arrow Electronics, Inc.+ ....................  $      747
     22,300   Diebold, Inc. ...............................       1,042
                                                             ----------
                                                                  1,789
                                                             ----------
       IT SERVICES - 1.9%
     62,400   Acxiom Corporation ..........................       1,481
     34,700   Convergys Corporation+ ......................         466
                                                             ----------
                                                                  1,947
                                                             ----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
     94,250   Microchip Technology Inc. ...................       2,530
                                                             ----------
       SOFTWARE - 6.1%
     25,400   Adobe Systems Inc. ..........................       1,256
    110,400   BMC Software Inc.+ ..........................       1,745
     78,300   PeopleSoft Inc.+ ............................       1,554
     95,700   Siebel Systems, Inc.+ .......................         722
     65,300   Synopsys, Inc.+** ...........................       1,034
                                                             ----------
                                                                  6,311
                                                             ----------
              Total Information Technology ................      14,052
                                                             ----------
     MATERIALS - 4.1%
     56,000   Cabot Corporation ...........................       2,160
     43,400   Valspar Corporation .........................       2,026
                                                             ----------
              Total Materials .............................       4,186
                                                             ----------
     TELECOMMUNICATION SERVICES - 0.6%
     15,100   United States Cellular Corporation+ .........         652
                                                             ----------
     UTILITIES - 5.4%
     29,600   FPL Group, Inc. .............................       2,022
     71,600   NiSource Inc.** .............................       1,504
     49,800   Pinnacle West Capital Corporation ...........       2,067
                                                             ----------
              Total Utilities .............................       5,593
                                                             ----------
              Total Common Stocks
                (Cost $73,771) ............................      93,451
                                                             ----------
 REAL ESTATE INVESTMENT TRUST - 1.7%
   (COST $1,499)
     55,900   General Growth Properties, Inc. .............       1,733
                                                             ----------

 PRINCIPAL
   AMOUNT                                                      VALUE
   (OOOS)                                                      (000S)
-----------                                                  ----------

 REPURCHASE AGREEMENT - 7.7%
   (COST $7,941)
$     7,941   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $7,941,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $8,102,000) ......  $    7,941
                                                             ----------
 SHORT-TERM INVESTMENT - 4.4%
   (COST $4,550)
      4,550   Mellon GSL DBT II
                Collateral Fund++ .........................       4,550
                                                             ----------
TOTAL INVESTMENTS (Cost $87,761*) .......  104.5%               107,675
OTHER ASSETS AND LIABILITIES (Net) ......   (4.5)                (4,678)
                                           -----             ----------
NET ASSETS ..............................  100.0%            $  102,997
                                           -----             ----------

  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $4,464,000, representing 4.3% of the net assets of the Fund (Collateral Value $4,550,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


12                     See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 95.3%
     CONSUMER DISCRETIONARY - 16.1%
       CONSUMER DURABLES & APPAREL - 0.7%
      8,250   Coach, Inc.+ ................................  $      350
     14,060   NIKE Inc., Class B** ........................       1,108
                                                             ----------
                                                                  1,458
                                                             ----------
       HOTELS, RESTAURANTS & LEISURE - 2.4%
     33,600   Carnival Corporation ........................       1,589
     40,660   Hilton Hotels Corporation ...................         766
      8,600   Marriott International, Inc., Class A .......         447
     23,240   McDonald's Corporation ......................         651
     47,195   Royal Caribbean Cruises Ltd. ................       2,058
                                                             ----------
                                                                  5,511
                                                             ----------
       MEDIA - 7.7%
      6,123   Cablevision Systems Corporation-New York
                Group, Class A+** .........................         124
     39,400   Clear Channel Communications, Inc. ..........       1,228
    132,900   Comcast Corporation, Special Class A+ .......       3,711
      8,800   Cox Communications Inc., Class A+ ...........         291
     69,120   Gemstar-TV Guide International, Inc.+ .......         390
     62,091   Liberty Media Corporation, Class A+ .........         541
     49,400   News Corporation Ltd., Sponsored ADR** ......       1,624
     11,000   Omnicom Group Inc. ..........................         804
    236,912   Time Warner Inc.+ ...........................       3,824
     33,270   Univision Communications Inc., Class A+ .....       1,052
    103,405   Viacom Inc., Class B ........................       3,470
     11,500   XM Satellite Radio Holdings Inc.,
                Class A+** ................................         357
                                                             ----------
                                                                 17,416
                                                             ----------
       RETAILING - 5.3%
     10,550   Bed Bath & Beyond Inc.+ .....................         392
     16,100   Best Buy Company, Inc. ......................         873
     17,800   Chico's FAS, Inc.+** ........................         609
      4,600   eBay Inc.+ ..................................         423
     16,200   Federated Department Stores, Inc. ...........         736
     61,900   Gap, Inc.** .................................       1,158
     59,845   Home Depot, Inc. ............................       2,346
     10,400   J.C. Penney Company, Inc.
                (Holding Company)** .......................         367
     15,700   Lowe's Companies, Inc. ......................         853
     54,340   Staples, Inc. ...............................       1,620
     56,695   Target Corporation ..........................       2,565
                                                             ----------
                                                                 11,942
                                                             ----------
              Total Consumer Discretionary ................      36,327
                                                             ----------
     CONSUMER STAPLES - 7.3%
       FOOD & STAPLES RETAILING - 2.0%
     45,120   Costco Wholesale Corporation ................       1,875
      9,400   Sysco Corporation ...........................         282
     28,500   Wal-Mart Stores Inc. ........................       1,516
     20,900   Walgreen Company ............................         749
                                                             ----------
                                                                  4,422
                                                             ----------


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

       FOOD, BEVERAGE & TOBACCO - 2.7%
      9,800   Altria Group, Inc. ..........................  $      461
     37,600   Anheuser-Busch Companies, Inc. ..............       1,878
      2,400   Bunge Ltd. ..................................          96
     14,000   Coca-Cola Company ...........................         560
      5,200   Hershey Foods Corporation ...................         243
     59,050   PepsiCo Inc. ................................       2,873
                                                             ----------
                                                                  6,111
                                                             ----------
       HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
      9,550   Alberto-Culver Company, Class B .............         415
      9,800   Avon Products, Inc. .........................         428
      8,700   Clorox Company ..............................         464
     19,200   Estee Lauder Companies Inc., Class A ........         803
      5,500   Kimberly-Clark Corporation ..................         355
     64,030   Procter & Gamble Company ....................       3,465
                                                             ----------
                                                                  5,930
                                                             ----------
              Total Consumer Staples ......................      16,463
                                                             ----------
     ENERGY - 5.8%
      6,100   Amerada Hess Corporation ....................         543
      4,500   Apache Corporation ..........................         225
     16,500   BJ Services Company .........................         865
     18,400   Burlington Resources Inc. ...................         751
      3,900   Devon Energy Corporation ....................         277
     16,300   EnCana Corporation ..........................         752
      3,100   EOG Resources, Inc. .........................         204
     95,250   Exxon Mobil Corporation .....................       4,603
     35,585   Halliburton Company .........................       1,199
     20,293   Kinder Morgan Management LLC+ ...............         843
      5,400   Murphy Oil Corporation ......................         469
      5,400   National-Oilwell, Inc. ......................         177
     17,000   Schlumberger Ltd. ...........................       1,144
      2,300   Smith International, Inc.+ ..................         140
      9,800   Total SA, Sponsored ADR .....................       1,001
                                                             ----------
              Total Energy ................................      13,193
                                                             ----------
     FINANCIALS - 9.0%
       BANKS - 0.3%
      2,700   Commerce Bancorp, Inc. ......................         149
      3,200   North Fork Bancorporation, Inc. .............         142
      5,900   Wells Fargo & Company .......................         352
                                                             ----------
                                                                    643
                                                             ----------
       DIVERSIFIED FINANCIALS - 6.5%
     70,345   American Express Company ....................       3,620
      8,500   Bear Stearns Companies Inc. .................         817
     91,516   Citigroup Inc. ..............................       4,038
      2,800   Goldman Sachs Group, Inc. ...................         261
     49,236   J.P. Morgan Chase & Company .................       1,956
      5,700   MBNA Corporation ............................         144
      6,900   Merrill Lynch & Company, Inc. ...............         343
     59,880   Morgan Stanley ..............................       2,952


                    See Notes to Portfolio of Investments.                    13

GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)



                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     FINANCIALS - (CONTINUED)
       DIVERSIFIED FINANCIALS - (CONTINUED)
      4,600   Providian Financial Corporation+ ............  $       72
     12,800   SLM Corporation .............................         571
                                                             ----------
                                                                 14,774
                                                             ----------
       INSURANCE - 2.2%
     12,195   Allstate Corporation ........................         585
     32,900   American International Group Inc. ...........       2,237
      2,700   Chubb Corporation ...........................         190
      1,200   Progressive Corporation .....................         102
     24,100   Prudential Financial, Inc. ..................       1,134
      6,700   RenaissanceRe Holdings Ltd. .................         345
      4,900   XL Capital Ltd., Class A ....................         362
                                                             ----------
                                                                  4,955
                                                             ----------
              Total Financials ............................      20,372
                                                             ----------
     HEALTH CARE - 18.1%
       HEALTH CARE EQUIPMENT & SERVICES - 6.3%
      4,500   Alcon, Inc. .................................         361
      4,000   Anthem, Inc.+ ...............................         349
     15,300   Applera Corporation-Applied Biosystems
                Group .....................................         289
     12,900   Biomet, Inc.** ..............................         605
     10,500   Boston Scientific Corporation+ ..............         417
     34,790   Caremark Rx, Inc.+ ..........................       1,116
      3,500   Kinetic Concepts, Inc.+ .....................         184
      4,100   Laboratory Corporation of America
                Holdings+ .................................         179
     90,115   Medtronic, Inc. .............................       4,677
     27,800   Millipore Corporation+ ......................       1,330
      1,600   Quest Diagnostics Inc. ......................         141
      6,700   St. Jude Medical, Inc.+ .....................         504
     18,100   Stryker Corporation .........................         870
     21,390   UnitedHealth Group Inc. .....................       1,577
     16,600   Varian Medical Systems, Inc.+ ...............         574
      6,200   Waters Corporation+ .........................         273
      8,900   Zimmer Holdings, Inc.+ ......................         704
                                                             ----------
                                                                 14,150
                                                             ----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 11.8%
     54,695   Amgen, Inc.+ ................................       3,100
     14,200   Biogen Idec Inc.+ ...........................         869
     13,400   Digene Corporation+ .........................         348
     39,835   Eli Lilly & Company .........................       2,392
     39,830   Genentech, Inc.+ ............................       2,088
     33,400   Gilead Sciences, Inc.+ ......................       1,249
      3,100   IMClone Systems+ ............................         163
     64,300   Johnson & Johnson ...........................       3,622
      1,300   Martek Biosciences Corporation+ .............          63
      9,200   Medimmune, Inc.+ ............................         218
     30,166   Merck & Company, Inc. .......................         995
     38,379   Novartis AG .................................       1,789


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

    209,965   Pfizer Inc. .................................  $    6,425
     11,100   Pharmaceutical Product Development, Inc.+ ...         400
      4,207   Roche Holding AG-Genusschein ................         435
     26,015   Sanofi-Aventis, ADR .........................         952
     64,602   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR .............................       1,676
                                                             ----------
                                                                 26,784
                                                             ----------
              Total Health Care ...........................      40,934
                                                             ----------
     INDUSTRIALS - 12.1%
       CAPITAL GOODS - 9.3%
      5,200   3M Company ..................................         416
     10,200   Boeing Company ..............................         526
     19,100   Empresa Brasileira de Aeronautica S.A.,
                ADR .......................................         504
    275,395   General Electric Company ....................       9,248
     18,700   Honeywell International Inc. ................         671
     19,400   Ingersoll-Rand Company, Class A .............       1,319
      7,500   ITT Industries, Inc. ........................         600
     21,200   Lockheed Martin Corporation .................       1,182
      9,200   Northrop Grumman Corporation ................         491
     10,900   Rockwell Automation, Inc. ...................         422
      2,800   Rockwell Collins, Inc. ......................         104
    106,080   Tyco International Ltd. .....................       3,252
     24,215   United Technologies Corporation .............       2,261
                                                             ----------
                                                                 20,996
                                                             ----------
       COMMERCIAL SERVICES & SUPPLIES - 0.7%
     14,900   Cendant Corporation .........................         322
      7,300   Manpower Inc. ...............................         325
     34,700   Waste Management Inc. .......................         948
                                                             ----------
                                                                  1,595
                                                             ----------
       TRANSPORTATION - 2.1%
     13,400   Expeditors International of
                Washington, Inc.** ........................         693
     34,380   FedEx Corporation ...........................       2,946
     16,100   United Parcel Service, Inc., Class B ........       1,222
                                                             ----------
                                                                  4,861
                                                             ----------
              Total Industrials ...........................      27,452
                                                             ----------
     INFORMATION TECHNOLOGY - 24.1%
       COMMUNICATIONS EQUIPMENT - 4.8%
     12,600   Avaya Inc.+ .................................         176
    261,970   Cisco Systems, Inc.+ ........................       4,742
     98,200   Lucent Technologies Inc.+ ...................         311
    161,750   Motorola, Inc. ..............................       2,918
     72,000   Nokia Oyj, Sponsored ADR ....................         988
     20,400   QUALCOMM Inc. ...............................         796
     29,400   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR+ ............................         918
                                                             ----------
                                                                 10,849
                                                             ----------

14                    See Notes to Portfolio of Investments.

GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)



                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       COMPUTERS & PERIPHERALS - 3.7%
     75,945   Dell Computer Corporation+ ..................  $    2,704
     32,500   EMC Corporation+ ............................         375
     40,500   International Business Machines Corporation .       3,473
     21,550   Lexmark International, Inc.+ ................       1,810
                                                             ----------
                                                                  8,362
                                                             ----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
     37,800   Agilent Technologies, Inc.+ .................         815
     13,100   Flextronics International Ltd.+ .............         174
     10,700   L-3 Communications Holdings, Inc. ...........         717
     28,400   PerkinElmer, Inc. ...........................         489
     27,200   Tektronix, Inc. .............................         905
     12,000   Thermo Electron Corporation+ ................         324
     31,500   Vishay Intertechnology, Inc.+ ...............         406
                                                             ----------
                                                                  3,830
                                                             ----------
       INTERNET SOFTWARE & SERVICES - 2.1%
      6,900   Symantec Corporation+ .......................         379
    126,815   Yahoo! Inc.+ ................................       4,300
                                                             ----------
                                                                  4,679
                                                             ----------
       IT SERVICES - 0.5%
     31,400   Accenture Ltd., Class A+ ....................         849
     13,200   Cognizant Technology Solutions
                Corporation+ ..............................         403
                                                             ----------
                                                                  1,252
                                                             ----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
      8,500   Altera Corporation+ .........................         166
     18,100   Analog Devices, Inc. ........................         702
     46,750   Applied Materials, Inc.+ ....................         771
      4,700   Broadcom Corporation, Class A+ ..............         128
     17,400   Cypress Semiconductor Corporation+ ..........         154
    149,350   Intel Corporation ...........................       2,996
      2,200   Linear Technology Corporation** .............          80
     10,400   Marvell Technology Group Ltd.+** ............         272
      3,800   Microchip Technology Inc. ...................         102
      6,850   Samsung Electronics Company Ltd., GDR .......       1,362
     92,085   Texas Instruments Inc. ......................       1,959
                                                             ----------
                                                                  8,692
                                                             ----------
       SOFTWARE - 7.5%
     35,100   Adobe Systems Inc. ..........................       1,736
     11,200   Amdocs Ltd.+ ................................         245
      1,500   Autodesk, Inc. ..............................          73
     39,300   Cadence Design Systems, Inc.+** .............         513
     34,100   Citrix Systems, Inc.+ .......................         597
     23,795   Electronic Arts Inc.+ .......................       1,094
     11,240   Intuit Inc.+** ..............................         510
      7,900   Mercury Interactive Corporation+ ............         276
    356,630   Microsoft Corporation .......................       9,861


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     20,800   Novell, Inc.+ ...............................  $      131
     27,800   Oracle Corporation+ .........................         314
     41,900   SAP AG, Sponsored ADR .......................       1,632
                                                             ----------
                                                                 16,982
                                                             ----------
              Total Information Technology ................      54,646
                                                             ----------
     MATERIALS - 2.5%
     15,400   Air Products & Chemicals, Inc. ..............         837
     13,600   Alcoa Inc. ..................................         457
     10,100   Dow Chemical Company ........................         456
     11,400   E.I. du Pont de Nemours & Company ...........         488
      3,440   Phelps Dodge Corporation** ..................         317
     54,500   Praxair, Inc. ...............................       2,329
      7,545   Rio Tinto PLC, Sponsored ADR ................         820
                                                             ----------
              Total Materials .............................       5,704
                                                             ----------
     TELECOMMUNICATION SERVICES - 0.3%
     22,000   Telefonos de Mexico SA de CV, Class L,
                Sponsored ADR .............................         710
                                                             ----------
              Total Common Stocks
                (Cost $201,171) ...........................     215,801
                                                             ----------
 PREFERRED STOCK - 0.1%
   (COST $350)
     10,600   News Corporation Ltd., Sponsored ADR ........         332
                                                             ----------
 PRINCIPAL
  AMOUNT
  (000S)
-----------

 U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 1.8%
   (COST $4,000)
     FEDERAL HOME LOAN BANK (FHLB) - 1.8%
$     4,000   1.650% due 10/01/2004+++ ....................       4,000
                                                             ----------
 REPURCHASE AGREEMENT - 3.0%
   (COST $6,895)
      6,895   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $6,895,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $7,035,000) ......       6,895
                                                             ----------


                    See Notes to Portfolio of Investments.                    15

GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
-----------                                                  ----------

 SHORT-TERM INVESTMENT - 3.4%
   (COST $7,609)
$     7,609   Mellon GSL DBT II
                Collateral Fund++ .........................  $    7,609
                                                             ----------
TOTAL INVESTMENTS (Cost $220,025*) ................. 103.6%     234,637
OTHER ASSETS AND LIABILITIES (Net) .................  (3.6)      (8,199)
                                                     -----   ----------
NET ASSETS ......................................... 100.0%  $  226,438
                                                     =====   ==========

----------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $7,330,000, representing 3.2% of the net assets of the Fund (Collateral Value $7,609,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned. +++ Rate represents annualized yield at date of purchase.

                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                   ------------------------------------------
                                                                NET
                                                             UNREALIZED
EXPIRATION        LOCAL       VALUE IN    IN EXCHANGE       DEPRECIATION
   DATE         CURRENCY       U.S. $      FOR U.S. $      OF CONTRACTS
-----------   ------------    --------    -----------      -------------
03/04/2005    EUR       40          49             48      $         (1)
04/15/2005    EUR      140         174            172                (2)
                                                           ------------
Net Unrealized Depreciation of Forward Foreign
    Currency Contracts ..............................      $         (3)
                                                           ============

----------------------------------------------------
                     GLOSSARY OF TERMS
    ADR       --   American Depository Receipt
    EUR       --   EURO
    GDR       --   Global Depository Receipt
----------------------------------------------------

16                         See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

SMALL CAP VALUE FUND

SEPTEMBER 30, 2004 (UNAUDITED)



                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 75.7%
     CONSUMER DISCRETIONARY - 8.2%
       AUTOMOBILES & COMPONENTS - 1.0%
     16,100   Tesma International Inc., Class A (F) .......  $      388
                                                             ----------
       CONSUMER DURABLES & APPAREL - 1.9%
      9,300   Kellwood Company ............................         339
     11,500   RC2 Corporation+ ............................         378
                                                             ----------
                                                                    717
                                                             ----------
       MEDIA - 2.3%
     14,200   Carmike Cinemas, Inc.+ ......................         500
     24,800   Reader's Digest Association, Inc. ...........         362
                                                             ----------
                                                                    862
                                                             ----------
       RETAILING - 3.0%
     51,000   Blockbuster Inc., Class A ...................         387
     26,500   Blockbuster Inc., Class B+ ..................         190
     31,200   Movie Gallery, Inc. .........................         547
                                                             ----------
                                                                  1,124
                                                             ----------
              Total Consumer Discretionary ................       3,091
                                                             ----------
     CONSUMER STAPLES - 6.0%
       FOOD & STAPLES RETAILING - 1.4%
     20,300   Fresh Del Monte Produce Inc. (F)** ..........         506
                                                             ----------
       FOOD, BEVERAGE & TOBACCO - 0.8%
     39,000   National Beverage Corporation+ ..............         315
                                                             ----------
       HOUSEHOLD & PERSONAL PRODUCTS - 3.8%
     12,600   Central Garden & Pet Company+ ...............         386
      8,100   CSS Industries, Inc. ........................         251
     21,800   Jarden Corporation+** .......................         795
                                                             ----------
                                                                  1,432
                                                             ----------
              Total Consumer Staples ......................       2,253
                                                             ----------
     ENERGY - 11.5%
      6,900   Berry Petroleum Company, Class A ............         253
     23,400   Cimarex Energy Company+ .....................         817
     38,800   Comstock Resources, Inc.+ ...................         812
     14,700   Patina Oil & Gas Corporation ................         435
     19,600   Plains Exploration & Production
                Company+ ..................................         468
     15,000   St. Mary Land & Exploration Company .........         597
     13,200   Stone Energy Corporation+ ...................         578
     12,900   Tesoro Petroleum Corporation+ ...............         381
                                                             ----------
              Total Energy ................................       4,341
                                                             ----------
     FINANCIALS - 10.9%
       BANKS - 7.1%
     26,000   Dime Community Bancshares ...................         437
     27,800   Flagstar Bancorp, Inc.** ....................         591
     16,200   Harbor Florida Bancshares, Inc. .............         504



                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     21,200   Oriental Financial Group Inc. ...............  $      574
     22,000   U.S.B. Holding Company, Inc. ................         556
                                                             ----------
                                                                  2,662
                                                             ----------
       INSURANCE - 3.8%
     13,200   Navigators Group, Inc.+                               386
     14,500   Stewart Information Services Corporation ....         571
     37,700   Universal American Financial
                Corporation+ ..............................         488
                                                             ----------
                                                                  1,445
                                                             ----------
              Total Financials ............................       4,107
                                                             ----------
     HEALTH CARE - 3.4%
       HEALTH CARE EQUIPMENT & SERVICES - 3.4%
      8,300   Biosite Inc.+** .............................         406
     93,700   Gene Logic Inc.+ ............................         349
     20,800   Owens & Minor, Inc.** .......................         528
                                                             ----------
              Total Health Care ...........................       1,283
                                                             ----------
     INDUSTRIALS - 16.6%
       CAPITAL GOODS - 5.2%
     16,700   Cubic Corporation ...........................         383
     15,500   DRS Technologies, Inc.+ .....................         580
      7,000   Esterline Technologies Corporation+ .........         214
     21,800   Griffon Corporation+ ........................         460
     22,100   Lennox International Inc. ...................         330
                                                             ----------
                                                                  1,967
                                                             ----------
       COMMERCIAL SERVICES & SUPPLIES - 3.3%
     31,400   Duratek Inc.+ ...............................         559
      6,500   ESCO Technologies Inc.+ .....................         441
     47,100   PRG-Schultz International, Inc.+ ............         270
                                                             ----------
                                                                  1,270
                                                             ----------
       TRANSPORTATION - 8.1%
     22,600   Alaska Air Group, Inc.+ .....................         560
     32,200   AMR Corporation+** ..........................         236
     22,600   Continental Airlines, Inc., Class B+ ........         193
     23,100   Dampskibsselskabet Torm A/S, ADR** ..........         649
    144,600   FLYi Inc.+** ................................         565
     15,100   Genesee & Wyoming Inc., Class A+ ............         382
     29,200   OMI Corporation .............................         468
                                                             ----------
                                                                  3,053
                                                             ----------
              Total Industrials ...........................       6,290
                                                             ----------
     INFORMATION TECHNOLOGY - 8.3%
       COMPUTERS & PERIPHERALS - 2.2%
     31,800   Hutchinson Technology Inc.+** ...............         850
                                                             ----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
     54,600   Credence Systems Corporation+ ...............         393
     34,600   DuPont Photomasks, Inc.+ ....................         589
                                                             ----------
                                                                    982
                                                             ----------


                    See Notes to Portfolio of Investments.                    17

SMALL CAP VALUE FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       SOFTWARE - 3.5%
    332,300   Atari, Inc.+** ..............................  $      522
    120,500   Geac Computer Corporation Ltd. (F)+ .........         788
                                                             ----------
                                                                  1,310
                                                             ----------
              Total Information Technology ................       3,142
                                                             ----------
     MATERIALS - 7.2%
     16,400   Albemarle Corporation .......................         575
      9,300   Headwaters Inc.+** ..........................         287
     32,200   Metal Management, Inc.+ .....................         585
      5,100   Quaker Chemical Corporation .................         123
     65,400   Randgold Resources Ltd., ADR+ ...............         646
    160,600   Wheaton River Minerals Ltd. (F)+ ............         506
                                                             ----------
              Total Materials .............................       2,722
                                                             ----------
     TELECOMMUNICATION SERVICES - 1.5%
     29,500   Asia Satellite Telecommunications
                Holdings Ltd., Sponsored ADR ..............         572
                                                             ----------
     UTILITIES - 2.1%
      7,900   Energen Corporation                                   407
     11,400   Suburban Propane Partners LP** ..............         394
                                                             ----------
              Total Utilities .............................         801
                                                             ----------
              Total Common Stocks
                (Cost $27,139) ............................      28,602
                                                             ----------
 CANADIAN INCOME TRUSTS - 8.9%
     29,900   Bonavista Energy Trust** ....................         612
     44,100   Connors Brothers Income Fund ................         566
     10,800   Fording Canadian Coal Trust .................         605
      7,100   Labrador Iron Ore Royalty Trust** ...........         105
     16,600   Peyto Energy Trust** ........................         500
     34,500   TimberWest Forest Corporation ...............         382
     38,400   Vermilion Energy Trust ......................         606
                                                             ----------
              Total Canadian Income Trusts
                (Cost $2,724) .............................       3,376
                                                             ----------
 REAL ESTATE INVESTMENT TRUSTS - 7.2%
      6,100   Alexandria Real Estate Equities, Inc. .......         401
     23,400   Cedar Shopping Centers Inc. .................         326
     19,400   Entertainment Properties Trust ..............         733
     57,000   Equity Inns Inc. ............................         563
      8,900   Sovran Self Storage, Inc. ...................         349
     33,000   Winston Hotels, Inc. ........................         353
                                                             ----------
              Total Real Estate Investment Trusts
                (Cost $2,404) .............................       2,725
                                                             ----------

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 PURCHASED PUT OPTIONS - 2.8%
      1,025   iShares Russell 2000 Index,
                Expires January 2006 @ $95 ................  $      471
        125   iShares Russell 2000 Index,
                Expires January 2007 @ $95 ................          86
      2,350   Nasdaq 100 Index,
                Expires January 2006 @ $29 ................         341
        750   Nasdaq 100 Index,
                Expires January 2007 @ $29 ................         167
                                                             ----------
              Total Purchased Put Options
                (Cost $1,412) .............................       1,065
                                                             ----------
 PRINCIPAL
  AMOUNT
  (000S)
-----------
 REPURCHASE AGREEMENT - 5.9%
   (COST $2,222)
$     2,222   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $2,222,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $2,267,000) ......       2,222
                                                             ----------
 SHORT-TERM INVESTMENT - 15.4%
   (COST $5,818)
      5,818   Mellon GSL DBT II
                Collateral Fund++ .........................       5,818
                                                             ----------
TOTAL INVESTMENTS (Cost $41,719*) .................. 115.9%      43,808
OTHER ASSETS AND LIABILITIES (Net) ................. (15.9)      (6,008)
                                                     -----   ----------
NET ASSETS ......................................... 100.0%  $   37,800
                                                     =====   ==========

-------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $5,176,000, representing 13.7% of the net assets of the Fund (Collateral Value $5,818,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

----------------------------------------------------
                      GLOSSARY OF TERMS
    ADR       --  American Depository Receipt
    (F)       --  Foreign Shares
----------------------------------------------------

18                             See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

SMALL CAP GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 100.0%
     CONSUMER DISCRETIONARY - 16.2%
       CONSUMER DURABLES & APPAREL - 1.3%
     24,700   Quiksilver, Inc.+ ...........................  $      628
                                                             ----------
       HOTELS, RESTAURANTS & LEISURE - 3.0%
     62,600   Intrawest Corporation .......................       1,186
     12,200   Steiner Leisure Ltd.+ .......................         269
                                                             ----------
                                                                  1,455
                                                             ----------
       MEDIA - 3.8%
    113,500   aQuantive, Inc.+ ............................       1,095
      6,400   Getty Images, Inc.+** .......................         354
    167,300   NTN Communications, Inc.+ ...................         435
                                                             ----------
                                                                  1,884
                                                             ----------
       RETAILING - 8.1%
     36,300   AnnTaylor Stores Corporation+ ...............         849
     11,300   Blue Nile, Inc.+** ..........................         381
     34,300   Building Materials Holding Corporation ......         944
     36,400   Pacific Sunwear of California, Inc.+ ........         766
     48,300   West Marine, Inc.+ ..........................       1,033
                                                             ----------
                                                                  3,973
                                                             ----------
              Total Consumer Discretionary                        7,940
                                                             ----------
     CONSUMER STAPLES - 4.1%
       FOOD & STAPLES RETAILING - 4.1%
    141,600   SunOpta Inc.+ ...............................       1,102
     34,000   United Natural Foods, Inc.+ .................         904
                                                             ----------
              Total Consumer Staples ......................       2,006
                                                             ----------
     ENERGY - 3.1%
    149,900   Hydrogenics Corporation+ ....................         688
    156,700   Quantum Fuel Systems Technologies
                Worldwide, Inc.+ ..........................         854
                                                             ----------
              Total Energy ................................       1,542
                                                             ----------
     FINANCIALS - 8.1%
       BANKS - 1.5%
      2,600   First Mutual Bancshares, Inc. ...............          65
     16,000   Frontier Financial Corporation ..............         565
      4,000   Pacific Continental Corporation .............          75
                                                             ----------
                                                                    705
                                                             ----------
       DIVERSIFIED FINANCIALS - 6.6%
     20,150   Affiliated Managers Group, Inc.+** ..........       1,079
     29,708   American Capital Strategies Ltd.** ..........         931
     48,900   First Albany Companies Inc. .................         447
     17,600   Investors Financial Services Corporation** ..         794
                                                             ----------
                                                                  3,251
                                                             ----------
              Total Financials ............................       3,956
                                                             ----------

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     HEALTH CARE - 21.9%
       HEALTH CARE EQUIPMENT & SERVICES - 7.6%
     37,100   Accredo Health, Inc.+ .......................  $      874
     28,400   Advanced Neuromodulation Systems, Inc.+ .....         862
     30,100   Affymetrix, Inc.+** .........................         924
     41,600   SonoSite, Inc.+ .............................       1,084
                                                             ----------
                                                                  3,744
                                                             ----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 14.3%
     86,300   Antigenics Inc.+** ..........................         520
     71,400   Cell Genesys, Inc.+ .........................         641
    143,100   Corixa Corporation+** .......................         595
     82,000   Dendreon Corporation+ .......................         690
    120,500   Emisphere Technologies, Inc.+ ...............         370
     21,300   Medicis Pharmaceutical Corporation,
                Class A ...................................         832
     38,500   Myriad Genetics, Inc.+ ......................         658
     78,700   Neose Technologies, Inc.+ ...................         590
     81,000   Pain Therapeutics, Inc.+ ....................         583
     61,900   Pharmacyclics, Inc.+ ........................         638
     28,200   Sangamo BioSciences, Inc.+ ..................         137
     42,200   Zymogenetics, Inc.+ .........................         736
                                                             ----------
                                                                  6,990
                                                             ----------
              Total Health Care ...........................      10,734
                                                             ----------
     INDUSTRIALS - 11.1%
       COMMERCIAL SERVICES & SUPPLIES - 11.1%
    162,400   Digimarc Corporation+ .......................       1,468
     58,300   Euronet Worldwide, Inc.+ ....................       1,091
    213,900   Exult Inc.+** ...............................       1,125
     41,577   First Consulting Group, Inc.+ ...............         197
     55,100   Gevity HR, Inc. .............................         848
    104,600   Wireless Facilities, Inc.+ ..................         729
                                                             ----------
              Total Industrials ...........................       5,458
                                                             ----------
     INFORMATION TECHNOLOGY - 32.0% ++
       COMMUNICATIONS EQUIPMENT - 3.9%
     49,000   InterDigital Communications Corporation+ ....         800
     71,600   REMEC, Inc.+ ................................         337
     37,700   ViaSat, Inc.+ ...............................         758
                                                             ----------
                                                                  1,895
                                                             ----------
       COMPUTERS & PERIPHERALS - 0.9%
     85,700   Immersion Corporation+ ......................         457
                                                             ----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
     41,300   Microvision, Inc.+** ........................         245
     36,500   Photon Dynamics, Inc.+ ......................         741
     32,800   Trimble Navigation Ltd.+ ....................       1,036
                                                             ----------
                                                                  2,022
                                                             ----------


                    See Notes to Portfolio of Investments.                    19

SMALL CAP GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       INTERNET SOFTWARE & SERVICES - 7.9%
     24,033   Ariba, Inc.+ ................................  $      224
    165,800   Corillian Corporation+ ......................         764
    708,413   Intraware, Inc.+ ............................         836
    120,900   Online Resources Corporation+ ...............         858
    149,300   Primus Knowledge Solutions, Inc.+ ...........         175
    207,192   SumTotal Systems, Inc.+** ...................       1,026
                                                             ----------
                                                                  3,883
                                                             ----------
       IT SERVICES - 2.1%
    119,300   Lionbridge Technologies, Inc.+ ..............       1,025
                                                             ----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
     15,320   FEI Company+** ..............................         303
     38,200   Pixelworks, Inc.+** .........................         382
     26,400   Power Integrations, Inc.+ ...................         539
                                                             ----------
                                                                  1,224
                                                             ----------
       SOFTWARE - 10.6%
     13,300   ANSYS, Inc.+ ................................         661
    564,800   BSQUARE Corporation+ ........................         350
     30,942   NetIQ Corporation+ ..........................         331
    106,700   Nuance Communications Inc.+ .................         454
    199,200   ONYX Software Corporation+ ..................         719
     78,200   PDF Solutions, Inc.+ ........................         950
     26,500   Quest Software, Inc.+ .......................         295
    240,700   ScanSoft, Inc.+ .............................         982
     73,400   SkillSoft PLC, ADR+ .........................         491
                                                             ----------
                                                                  5,233
                                                             ----------
              Total Information Technology ................      15,739
                                                             ----------
     MATERIALS - 3.0%
     31,900   Headwaters Inc.+ ............................         985
    258,600   Liquidmetal Technologies Inc.+** ............         490
                                                             ----------
              Total Materials .............................       1,475
                                                             ----------
     TELECOMMUNICATION SERVICES - 0.5%
     18,170   Gilat Satellite Networks Ltd.+ ..............         108
    104,600   Primus Telecommunications Group, Inc.+ ......         154
                                                             ----------
              Total Telecommunication Services ............         262
                                                             ----------
              Total Common Stocks
                (Cost $47,558) ............................      49,112
                                                             ----------

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 REPURCHASE AGREEMENT - 0.3%
   (COST $152)
$       152   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $152,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $155,000) ........  $      152
                                                             ----------
 SHORT-TERM INVESTMENT - 15.4%
   (COST $7,578)
      7,578   Mellon GSL DBT II
                Collateral Fund+++ ........................       7,578
                                                             ----------
TOTAL INVESTMENTS (Cost $55,288*) ..................  115.7%     56,842
OTHER ASSETS AND LIABILITIES (Net) .................  (15.7)     (7,713)
                                                      -----  ----------
NET ASSETS .........................................  100.0% $   49,129
                                                      =====  ==========

------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $6,946,000, representing 14.1% of the net assets of the Fund (Collateral Value $7,578,000).
  + Non-income producing security.
 ++ Investments in the Information Technology sector at September 30, 2004 are
    32.0% of the net assets of the Fund.
+++ Represents investment purchased with cash collateral for securities loaned.

----------------------------------------------------
                     GLOSSARY OF TERMS
    ADR       --   American Depository Receipt
----------------------------------------------------

20                             See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - 95.1%
     JAPAN - 20.6% +++
      2,400   ACOM Company, Ltd. ..........................  $      148
      3,500   Advantest Corporation .......................         208
     38,000   AEON Company Ltd. ...........................         609
      1,230   Aiful Corporation ...........................         121
      4,400   Canon Inc. ..................................         207
     10,000   Dai Nippon Printing Company Ltd.** ..........         134
        300   Daito Trust Construction Company, Ltd. ......          12
     15,000   Daiwa House Industry Company Ltd. ...........         147
         31   East Japan Railway Company ..................         160
      6,100   FANUC Ltd. ..................................         321
     38,000   Furukawa Electric Company Ltd.+ .............         149
      2,900   Hirose Electric Company Ltd. ................         264
      2,800   Hoya Corporation ............................         293
     25,000   Japan Airlines System Corporation+** ........          68
     16,900   Kansai Electric Power Company Inc.** ........         298
        800   Keyence Corporation .........................         168
     25,000   Konica Minolta Holdings Inc. ................         342
      2,000   Kyocera Corporation .........................         141
         43   Millea Holdings, Inc. .......................         554
     25,000   Mitsubishi Corporation ......................         270
     67,000   Mitsubishi Estate Company Ltd.** ............         699
     44,000   Mitsubishi Heavy Industries Ltd. ............         124
         59   Mitsubishi Tokyo Financial Group, Inc. ......         492
     23,000   Mitsui Fudosan Company Ltd. .................         239
     73,000   Mitsui Sumitomo Insurance Company Ltd. ......         602
      3,300   Murata Manufacturing Company Ltd.** .........         159
    104,000   NEC Corporation .............................         622
      1,500   Nidec Corporation ...........................         152
     35,000   Nikko Cordial Corporation** .................         142
     18,000   Nikon Corporation** .........................         169
      2,900   Nintendo Company Ltd.** .....................         355
     75,000   Nissan Motor Company Ltd.** .................         817
      3,600   Nitto Denko Corporation .....................         166
      7,000   OMRON Corporation** .........................         155
      5,500   ORIX Corporation ............................         564
      8,000   Ricoh Company, Ltd. .........................         151
      2,700   Rohm Company Ltd. ...........................         271
     22,600   Sankyo Company Ltd.** .......................         478
     37,000   Sekisui House Ltd. ..........................         353
      1,600   Shimamura Company Ltd. ......................         107
     24,000   Shionogi & Company Ltd. .....................         344
      3,400   SMC Corporation .............................         325
     22,000   Sompo Japan Insurance Inc. ..................         186
      4,442   Sony Corporation** ..........................         152
     64,000   Sumitomo Chemical Company Ltd.** ............         303
         87   Sumitomo Mitsui Financial Group, Inc.** .....         497
     31,000   Suzuki Motor Corporation** ..................         507
      6,800   Takeda Pharmaceutical Company Ltd. ..........         308
      2,300   TDK Corporation .............................         153
     10,200   Tokyo Electron Ltd. .........................         497
     56,000   TOKYO GAS Company Ltd.** ....................         199

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     15,600   Toyota Motor Corporation** ..................  $      597
        138   UFJ Holdings, Inc.+ .........................         605
      3,100   Unicharm Corporation ........................         154
         24   Yahoo! Japan Corporation+** .................         106
     21,000   Yamato Transport Company Ltd.** .............         289
                                                             ----------
                                                                 16,653
                                                             ----------
     UNITED KINGDOM - 18.9%
      7,400   Anglo American PLC ..........................         177
     31,000   ARM Holdings PLC** ..........................          47
     38,600   AstraZeneca PLC .............................       1,582
     16,100   AstraZeneca PLC (F) .........................         666
     42,410   BAE SYSTEMS PLC .............................         173
     16,800   Barclays PLC ................................         161
    148,600   BG Group PLC ................................         998
     57,237   BHP Billiton PLC ............................         602
     12,900   Brambles Industries PLC .....................          60
     58,800   Centrica PLC ................................         267
     40,700   Diageo PLC ..................................         508
      4,400   GlaxoSmithKline PLC .........................          95
     43,600   HBOS PLC ....................................         589
     51,400   HSBC Holdings PLC ...........................         816
     15,600   Johnston Press PLC ..........................         157
     20,200   Lloyds TSB Group PLC ........................         158
     52,500   National Grid Group PLC .....................         443
     49,000   Pearson PLC .................................         524
     17,300   Prudential PLC ..............................         141
      5,500   Reckitt Benckiser PLC .......................         135
     45,500   Reed Elsevier PLC ...........................         399
     32,100   Rentokill Initial PLC .......................          87
     10,500   Rio Tinto PLC ...............................         282
     37,300   Royal Bank of Scotland Group PLC ............       1,077
     34,300   Shell Transport & Trading Company PLC .......         252
     37,180   Smiths Group PLC ............................         499
     27,500   Standard Chartered PLC ......................         472
     63,000   TI Automotive Ltd., Class A+ ................           0***
     52,700   Unilever PLC ................................         429
  1,249,498   Vodafone Group PLC ..........................       2,990
     10,600   Wolseley PLC ................................         181
     20,000   Xstrata PLC** ...............................         329
                                                             ----------
                                                                 15,296
                                                             ----------
     FRANCE - 10.3%
      8,800   Accor SA ....................................         343
     18,100   BNP Paribas SA ..............................       1,169
     23,500   Bouygues SA++ ...............................         881
      2,500   Carrefour SA ................................         118
      3,000   Compagnie Generale des Etablissements
                Michelin, Class B .........................         153
      2,900   Dassault Systemes SA ........................         136
      4,100   Essilor International SA ....................         264
      1,600   France Telecom SA ...........................          40
      6,600   Groupe Danone ...............................         519
      3,941   L'Air Liquide SA ............................         618


                    See Notes to Portfolio of Investments.                    21

INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     FRANCE - (CONTINUED)
      3,900   L'Oreal SA ..................................  $      256
      4,400   Renault SA ..................................         360
     32,233   Sanofi-Aventis** ............................       2,338
      6,100   Schneider Electric SA .......................         394
      2,500   Societe Generale Group ......................         221
     10,000   STMicroelectronics NV .......................         172
      1,300   STMicroelectronics NV (F)** .................          22
     13,000   Vivendi Universal SA+ .......................         333
                                                             ----------
                                                                  8,336
                                                             ----------
     SWITZERLAND - 9.7%
      3,000   Adecco SA ...................................         149
     33,094   Compagnie Financiere Richemont AG,
                A Units ...................................         916
     14,326   Credit Suisse Group+ ........................         457
     16,012   Holcim Ltd. .................................         844
      4,425   Nestle SA ...................................       1,014
     33,065   Novartis AG .................................       1,541
      2,192   Roche Holding AG-Genusschein ................         226
        311   Serono SA ...................................         192
     13,603   Swiss Reinsurance Company ...................         783
      2,425   Swisscom AG .................................         841
      2,261   Syngenta AG+ ................................         216
      1,700   Synthes, Inc.+ ..............................         185
      6,953   UBS AG ......................................         489
                                                             ----------
                                                                  7,853
                                                             ----------
     NETHERLANDS - 9.7%
     47,402   ABN AMRO Holding NV .........................       1,077
     71,793   AEGON NV ....................................         774
      6,250   Heineken Holding NV, Class A** ..............         168
     27,700   Heineken NV .................................         834
     25,231   ING Groep NV ................................         637
    125,800   Koninklijke (Royal) KPN NV ..................         942
      5,300   Koninklijke (Royal) Numico NV+ ..............         169
      6,000   Koninklijke (Royal) Philips Electronics NV ..         137
      8,500   Reed Elsevier NV ............................         110
     39,300   Royal Dutch Petroleum Company ...............       2,024
      2,900   Royal Dutch Petroleum Company (F) ...........         150
     10,200   TPG NV ......................................         249
      5,700   Unilever NV .................................         328
      8,497   VNU NV ......................................         218
                                                             ----------
                                                                  7,817
                                                             ----------
     GERMANY - 5.3%
      4,400   Allianz AG ..................................         443
     18,100   Bayerische Hypo-und Vereinsbank AG+ .........         347
      5,600   Bayerische Motoren Werke (BMW) AG ...........         230
     19,100   DaimlerChrysler AG ..........................         788
      3,400   Deutsche Bank AG ............................         244
      5,546   Deutsche Boerse AG ..........................         280


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

      4,800   E.ON AG .....................................  $      354
     17,900   Infineon Technologies AG+ ...................         183
      2,500   Metro AG ....................................         111
      2,957   Muenchener Rueckversicherungs-
                Gesellschaft AG++ .........................         285
      1,600   SAP AG ......................................         249
      1,200   SAP AG, Sponsored ADR .......................          47
      8,400   Siemens AG ..................................         618
      6,500   ThyssenKrupp AG .............................         127
                                                             ----------
                                                                  4,306
                                                             ----------
     CANADA - 3.2%
     15,600   Abitibi-Consolidated Inc. ...................          98
     10,100   Alcan Inc.** ................................         483
     21,900   Bombardier Inc., Class B++** ................          50
        600   Cameco Corporation ..........................          48
        400   Great-West Lifeco Inc. ......................          16
     10,600   Inco Ltd. (F)+ ..............................         414
      4,500   Manulife Financial Corporation** ............         197
      4,200   National Bank of Canada** ...................         146
      6,500   Suncor Energy Inc. ..........................         207
      9,700   TELUS Corporation** .........................         188
     20,900   Thomson Corporation** .......................         725
                                                             ----------
                                                                  2,572
                                                             ----------
     SPAIN - 3.1%
     71,100   Banco Bilbao Vizcaya Argentaria SA ..........         979
      8,400   Iberdrola SA ................................         174
     26,300   Industria de Diseno Textil SA (Inditex)** ...         650
     45,390   Telefonica SA ...............................         679
                                                             ----------
                                                                  2,482
                                                             ----------
     AUSTRALIA - 2.6% +++
     27,700   Amcor Ltd. ..................................         144
     18,545   Australia & New Zealand Banking Group Ltd. ..         255
     27,800   Brambles Industries Ltd.** ..................         143
     37,212   Foster's Group Ltd. .........................         127
     44,100   Insurance Australia Group Ltd. ..............         166
      7,714   National Australia Bank Ltd. ................         151
     28,800   Promina Group Ltd. ..........................          95
     24,587   QBE Insurance Group Ltd.** ..................         233
     17,118   Rinker Group Ltd. ...........................         107
      7,300   Wesfarmers Ltd. .............................         169
     11,800   Westpac Banking Corporation .................         152
     43,100   WMC Resources Ltd. ..........................         167
     16,200   Woolworths Ltd. .............................         160
                                                             ----------
                                                                  2,069
                                                             ----------
     HONG KONG - 1.7% +++
     19,000   Cheung Kong Holdings Ltd. ...................         163
     30,200   Esprit Holdings Ltd.++ ......................         153
    176,500   Hang Lung Properties Ltd. ...................         260
     10,600   Hang Seng Bank Ltd. .........................         141
    144,000   Johnson Electric Holdings Ltd. ..............         141


22                    See Notes to Portfolio of Investments.

INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 COMMON STOCKS - (CONTINUED)
     HONG KONG - (CONTINUED)
    170,000   Li & Fung Ltd. ..............................  $      244
     18,000   Sung Hung Kai Properties Ltd. ...............         170
     20,500   Swire Pacific Ltd., Class A .................         143
                                                             ----------
                                                                  1,415
                                                             ----------
     SINGAPORE - 1.3% +++
    621,214   Singapore Telecommunications, Ltd. (F) ......         863
     21,000   United Overseas Bank Ltd. ...................         171
                                                             ----------
                                                                  1,034
                                                             ----------
     SOUTH KOREA - 1.2% +++
      2,485   Samsung Electronics Company Ltd. ............         988
                                                             ----------
     NORWAY - 1.1%
     20,700   DnB Holding ASA .............................         164
      3,000   Norsk Hydro ASA .............................         218
      5,100   Norske Skogindustrier ASA ...................          91
     26,900   Statoil ASA .................................         386
                                                             ----------
                                                                    859
                                                             ----------
     ITALY - 1.0%
     25,150   Eni SpA .....................................         563
     56,500   UniCredito Italiano SpA .....................         285
                                                             ----------
                                                                    848
                                                             ----------
     SWEDEN - 1.0%
     12,900   Assa Abloy AB, B Shares .....................         162
     17,400   ForeningsSparbanken AB ......................         362
      5,200   Scania AB, Class B ..........................         176
      2,700   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR+ ............................          84
                                                             ----------
                                                                    784
                                                             ----------
     DENMARK - 0.7%
      6,300   Novo Nordisk A/S, Class B ...................         345
      7,200   TDC A/S .....................................         255
                                                             ----------
                                                                    600
                                                             ----------
     IRELAND - 0.7%
     15,185   CRH PLC .....................................         363
      8,000   Elan Corporation PLC, Sponsored  ADR+ .......         187
                                                             ----------
                                                                    550
                                                             ----------
     MEXICO - 0.6%
      8,100   America Movil SA de CV, Series L, ADR .......         316
      4,700   Telefonos de Mexico SA de CV, Class L,
                Sponsored ADR .............................         152
                                                             ----------
                                                                    468
                                                             ----------

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

     FINLAND - 0.5%
     28,100   Nokia Oyj ...................................  $      387
        800   UPM-Kymmene Oyj .............................          15
                                                             ----------
                                                                    402
                                                             ----------
     TAIWAN - 0.5% +++
     51,396   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR ...............         367
                                                             ----------
     BRAZIL - 0.4%
     15,000   Companhia Vale do Rio Doce,
                Sponsored ADR .............................         289
                                                             ----------
     BELGIUM - 0.3%
     13,600   SES GLOBAL, FDR .............................         132
      2,100   UCB Group SA ................................         112
                                                             ----------
                                                                    244
                                                             ----------
     INDIA - 0.3%
      3,800   Infosys Technologies Ltd.,
                Sponsored ADR** ...........................         215
                                                             ----------
     AUSTRIA - 0.2%
      4,000   Erste Bank der oesterreichischen
                Sparkassen AG .............................         166
                                                             ----------
     RUSSIA - 0.1%
      6,200   YUKOS, ADR ..................................         100
                                                             ----------
     SOUTH AFRICA - 0.1%
      2,400   Sasol Ltd. ..................................          45
                                                             ----------
              Total Common Stocks
                (Cost $66,929) ............................      76,758
                                                             ----------
 CONVERTIBLE PREFERRED STOCKS - 0.7%
     JAPAN - 0.7% +++
  6,000,000   Sumitomo Mitsui Finance Group Inc. (F),
                Conv. Pfd., 2.250% due 07/11/2005 .........         111
 24,000,000   Sumitomo Mitsui Finance Group Inc. (F),
                Conv. Pfd., 2.250% due 07/11/2005++ .......         444
                                                             ----------
              Total Convertible Preferred Stocks
                (Cost $279) ...............................         555
                                                             ----------
 PREFERRED STOCKS - 0.2%
     AUSTRALIA - 0.1% +++
     15,864   News Corporation Ltd. .......................         125
                                                             ----------
     SOUTH KOREA - 0.1% +++
        210   Samsung Electronics Company Ltd. ............          55
                                                             ----------
              Total Preferred Stocks
                (Cost $140) ...............................         180
                                                             ----------


                    See Notes to Portfolio of Investments.                    23

INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                           (000S)
-----------                                                         ------

 CONVERTIBLE BONDS - 0.1%
   (COST $67)
     SWITZERLAND - 0.1%
$        95   Credit Suisse Group Financial, Conv. Jr. Bond,
                6.000% due 12/23/2005 .....................      $     91
                                                                 --------
 REPURCHASE AGREEMENT - 3.2%
   (COST $2,567)
      2,567   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $2,567,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $2,619,000) ......         2,567
                                                                 --------
 SHORT-TERM INVESTMENT - 12.9%
   (COST $10,432)
     10,432   Mellon GSL DBT II
                Collateral Fund++++ .......................        10,432
                                                                 --------
TOTAL INVESTMENTS (Cost $80,414*) .................. 112.2%        90,583
OTHER ASSETS AND LIABILITIES (Net) ................. (12.2)        (9,873)
                                                     -----       --------
NET ASSETS ......................................... 100.0%      $ 80,710
                                                     =====       ========

----------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at September 30, 2004, and have an aggregate market value of $9,900,000, representing 12.3% of the net assets of the Fund (Collateral Value $10,432,000).
  *** Value of security is $0.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Investments in the areas of the Pacific Rim at September 30, 2004 are
      28.8% of the net assets of the Fund.
 ++++ Represents investment purchased with cash collateral for securities loaned.

24                    See Notes to Portfolio of Investments.

INTERNATIONAL GROWTH FUND

SEPTEMBER 30, 2004 (UNAUDITED)


                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

        FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                   CONTRACTS TO RECEIVE
                        (000S)
        -----------------------------------------
                                                               NET
                                                            UNREALIZED
EXPIRATION       LOCAL       VALUE IN    IN EXCHANGE       APPRECIATION
   DATE        CURRENCY       U.S. $      FOR U.S. $       OF CONTRACTS
----------  --------------   ---------   ------------     --------------
10/01/2004  CAD         24          19            19        $         --****
10/01/2004  CAD         10           8             8                  --****
10/01/2004  JPY      1,536          14            14                  --****
10/04/2004  CAD         54          43            42                   1
10/04/2004  CAD         10           8             8                  --****
10/04/2004  JPY      2,852          26            26                  --****
10/05/2004  CAD         38          30            30                  --****
                                                            ------------
                                                            $          1
                                                            ------------



         FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                     CONTRACTS TO DELIVER
                          (000S)
         ------------------------------------------
                                                               NET
                                                            UNREALIZED
                                                           APPRECIATION/
EXPIRATION      LOCAL        VALUE IN   IN EXCHANGE       (DEPRECIATION)
   DATE       CURRENCY        U.S. $    FOR U.S. $         OF CONTRACTS
----------  --------------  ----------  -------------     --------------
10/01/2004  CHF         52          42            41        $         (1)
10/01/2004  EUR         66          82            81                  (1)
10/01/2004  GBP        115         208           208                  --****
10/04/2004  CHF         52          41            41                  --****
10/04/2004  EUR         17          21            21                  --****
10/04/2004  EUR          6           7             7                  --****
10/04/2004  GBP          9          16            16                  --****
10/05/2004  EUR         10          12            12                  --****
10/05/2004  EUR          5           6             6                  --****
10/05/2004  JPY      2,939          27            27                  --****
10/14/2004  JPY     54,206         492           503                  11
11/17/2004  CHF        159         128           127                  (1)
12/01/2004  CHF      1,292       1,037         1,026                 (11)
12/07/2004  JPY     28,160         256           255                  (1)
                                                            ------------
                                                            $         (4)
                                                            ------------
Net Unrealized Depreciation of Forward Foreign
    Currency Contracts ...................................  $         (3)
                                                            ============

----------------
 **** Amount represents less than $500.


AS OF SEPTEMBER 30, 2004, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                                % OF          VALUE
     SECTOR DIVERSIFICATION                  NET ASSETS       (000S)
     ----------------------                  ----------       -----
COMMON STOCKS:
Banks ......................................   14.7%     $    11,843
Pharmaceuticals & Biotechnology ............   10.4            8,413
Telecommunication Services .................   10.1            8,147
Materials ..................................    7.5            6,052
Energy .....................................    6.1            4,943
Insurance ..................................    5.5            4,475
Food, Beverage & Tobacco ...................    5.1            4,096
Automobiles & Components ...................    4.3            3,452
Capital Goods ..............................    4.2            3,414
Semiconductors & Semiconductor Equipment ...    3.8            3,079
Media ......................................    3.2            2,598
Consumer Durables & Apparel ................    3.2            2,555
Diversified Financials .....................    2.5            2,035
Retailing ..................................    2.4            1,902
Utilities ..................................    2.1            1,735
Real Estate Investment Trusts ..............    1.9            1,531
Electronic Equipment & Instruments .........    1.6            1,330
Commercial Services & Supplies .............    1.2              931
Transportation .............................    1.0              766
Other ......................................    4.3            3,461
                                              -----      -----------
TOTAL COMMON STOCKS ........................   95.1           76,758
CONVERTIBLE PREFERRED STOCKS ...............    0.7              555
PREFERRED STOCKS ...........................    0.2              180
CONVERTIBLE BONDS ..........................    0.1               91
REPURCHASE AGREEMENT .......................    3.2            2,567
SHORT-TERM INVESTMENTS .....................   12.9           10,432
                                              -----      -----------
TOTAL INVESTMENTS ..........................  112.2           90,583
OTHER ASSETS AND LIABILITIES (Net) .........  (12.2)          (9,873)
                                              -----      -----------
NET ASSETS .................................  100.0%     $    80,710
                                              =====      ===========

----------------------------------------------------
                       GLOSSARY OF TERMS
    ADR        -- American Depository Receipt
    CAD        -- Canadian Dollar
    CHF        -- Swiss Franc
    EUR        -- EURO
    (F)        -- Foreign Shares
    FDR        -- Fiduciary Depository Receipt
    GBP        -- Great Britain Pound Sterling
    JPY        -- Japanese Yen
----------------------------------------------------

                    See Notes to Portfolio of Investments.                    25

PORTFOLIO of INVESTMENTS

SHORT TERM INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 CORPORATE BONDS AND NOTES - 67.5%
     FINANCIAL SERVICES - 11.8%
$     1,000   Berkshire Hathaway Inc. Note,
                3.375% due 10/15/2008 .....................  $      993
              CIT Group Inc., Sr. Note:
      1,000     7.375% due 04/02/2007 .....................       1,097
        500     7.625% due 08/16/2005 .....................         522
        500   Goldman Sachs Group, Inc., Note,
                4.125% due 01/15/2008 .....................         510
              Household Finance Corporation, Note:
      1,500     5.750% due 01/30/2007 .....................       1,586
        250     7.875% due 03/01/2007 .....................         277
      1,500   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 .....................       1,670
                                                             ----------
                                                                  6,655
                                                             ----------

     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 9.8%
      1,000   CPG Partners LP, Note,
                3.500% due 03/15/2009 .....................         969
        750   Developers Diversified Realty Corporation,
                Sr. Note,
                6.625% due 01/15/2008 .....................         808
        800   Duke-Weeks Realty Corporation, Note,
                7.375% due 08/01/2007 .....................         889
        600   EOP Operating LP, Note,
                7.750% due 11/15/2007 .....................         670
      1,000   Health Care Property Investors Inc., Note,
                6.875% due 06/08/2005 .....................       1,026
      1,000   Nationwide Health Properties Inc., Note,
                9.750% due 03/20/2008 .....................       1,158
                                                             ----------
                                                                  5,520
                                                             ----------

     BANKS - 9.6%
        750   Capital One Bank, Sr. Note,
                8.250% due 06/15/2005 .....................         779
      1,000   Fifth Third Bank, Note,
                2.700% due 01/30/2007 .....................         992
      1,000   J.P. Morgan Chase & Company, Note,
                5.350% due 03/01/2007 .....................       1,050
      1,500   MBNA America Bank N.A., Note,
                6.500% due 06/20/2006 .....................       1,587
      1,000   U.S. Bank N.A., Note,
                2.850% due 11/15/2006 .....................         999
                                                             ----------
                                                                  5,407
                                                             ----------

     UTILITIES - 4.5%
      1,000   Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 .....................       1,070
        350   Pacific Gas & Electric Company,
                First Mortgage,
                3.600% due 03/01/2009 .....................         346
        350   Sempra Energy, Note,
                4.750% due 05/15/2009 .....................         362
        750   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .....................         792
                                                             ----------
                                                                  2,570
                                                             ----------

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

     TELECOMMUNICATIONS - 4.1%
$       750   Deutsche Telekom International Finance BV,
                Company Guarantee,
                8.250% due 06/15/2005 .....................  $      779
        500   TELUS Corporation, Note,
                7.500% due 06/01/2007 .....................         549
      1,000   Verizon Global Funding Corporation, Note,
                4.000% due 01/15/2008 .....................       1,016
                                                             ----------
                                                                  2,344
                                                             ----------

     CABLE TV - 4.1%
      1,250   AOL Time Warner Inc., Note,
                6.150% due 05/01/2007 .....................       1,330
      1,000   Cox Enterprises, Inc., Note,
                4.375% due 05/01/2008** ...................         977
                                                             ----------
                                                                  2,307
                                                             ----------

     AUTO MANUFACTURING & PARTS - 3.7%
      1,000   Ford Motor Credit Company, Note,
                6.500% due 01/25/2007 .....................       1,060
      1,000   Toyota Motor Credit Corporation, Note,
                5.650% due 01/15/2007 .....................       1,054
                                                             ----------
                                                                  2,114
                                                             ----------

     FOOD - 3.7%
      1,000   ConAgra Inc., Sr. Note,
                9.875% due 11/15/2005 .....................       1,070
      1,000   Safeway Inc., Sr. Note,
                6.150% due 03/01/2006 .....................       1,043
                                                             ----------
                                                                  2,113
                                                             ----------

     AIRLINES - 3.7%
      2,000   Southwest Airlines Company,
                Pass-through Certificates,
                5.496% due 11/01/2006 .....................       2,069
                                                             ----------

     GAMING - 3.6%
      1,000   Carnival Corporation, Company Guarantee,
                3.750% due 11/15/2007 .....................       1,005
      1,000   Harrah's Operating Company, Inc., Note,
                5.500% due 07/01/2010** ...................       1,035
                                                             ----------
                                                                  2,040
                                                             ----------

     CONSUMER PRODUCTS/SERVICES - 2.8%
      1,000   PHH Corporation, Note,
                6.000% due 03/01/2008 .....................       1,073
        500   Sealed Air Corporation, Conv. Sr. Note,
                3.000% due 06/30/2033** ...................         502
                                                             ----------
                                                                  1,575
                                                             ----------

     INFORMATION TECHNOLOGY - 1.9%
      1,000   Computer Science Corporation, Note,
                6.750% due 06/15/2006 .....................       1,062
                                                             ----------

     HEALTH CARE - 1.9%
      1,000   Cardinal Health, Inc., Note,
                6.250% due 07/15/2008 .....................       1,056
                                                             ----------


                    See Notes to Portfolio of Investments.                    26

SHORT TERM INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     PAPER/FOREST PRODUCTS - 0.9%
$       500   Weyerhaeuser Company, Note,
                6.000% due 08/01/2006 .....................  $      526
                                                             ----------

     RETAIL - 0.9%
        500   CVS Corporation, Note,
                4.000% due 09/15/2009** ...................         501
                                                             ----------

     AEROSPACE/DEFENSE - 0.5%
        250   Boeing Capital Corporation, Sr. Note,
                5.650% due 05/15/2006 .....................         261
                                                             ----------
              Total Corporate Bonds and Notes
                (Cost $36,897) ............................      38,120
                                                             ----------

 ASSET-BACKED SECURITIES - 5.8%
        750   Atlantic City Electric Transition Funding LLC,
                Series 2003-1, Class A,
                2.890% due 07/20/2011 .....................         747
      1,000   Capital One Multi-Asset Execution Trust,
                Series 2003-A6, Class A6,
                2.950% due 08/17/2009 .....................       1,001
        129   FFCA Secured Lending Corporation,
                Series 1999-2, Class  WA1A,
                7.130% due 05/18/2026** ...................         130
              Green Tree Financial Corporation:
        227     Series 1995-1, Class B2, (in default),
                9.200% due 06/15/2025 .....................         125
         80     Series 1995-6, Class B1,
                7.700% due 09/15/2026 .....................          55
         89   Green Tree Home Improvement,
                Series 1995-D, Class B2,
                7.450% due 09/15/2025 .....................          90
        142   Mid-State Trust, Series 4, Class A,
                8.330% due 04/01/2030 .....................         154
      1,000   WFS Financial Owner Trust,
                Series 2004-3, Class A4,
                3.930% due 02/17/2012 .....................       1,001
                                                             ----------
              Total Asset-Backed Securities
                (Cost $3,432) .............................       3,303
                                                             ----------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 3.4%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.1%
        310   6.500% due 01/01/2014 .......................         329
        242   8.000% due 05/01/2027 .......................         266
         31   8.500% due 11/01/2017 .......................          35
                                                             ----------
              Total FNMA
                (Cost $586) ...............................         630
                                                             ----------

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 1.0%
$        24   Federal Home Loan Mortgage Corporation
                (FHLMC),
                3.328% due 11/01/2021+ ....................  $       25
              Federal National Mortgage Association
                (FNMA):
        462     4.652% due 11/01/2032+ ....................         473
         11     5.555% due 04/01/2019+ ....................          11
         25     4.633% due 11/01/2035+ ....................          26
         11     4.075% due 01/01/2019+ ....................          12
          2     3.254% due 11/01/2022+ ....................           2
         10     3.250% due 11/01/2021+ ....................          10
                                                             ----------
              Total ARMS
                (Cost $564) ...............................         559
                                                             ----------

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.7%
        352   6.000% due 05/01/2017                                 369
         26   9.500% due 08/01/2016 .......................          29
                                                             ----------
              Total FHLMC
                (Cost $384) ...............................         398
                                                             ----------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.6%
         36   8.000% due 06/15/2009-08/15/2012 ............          39
         33   9.000% due 12/15/2020-04/20/2025 ............          37
        202   10.000% due 12/15/2017-04/15/2025 ...........         229
         16   11.000% due 12/15/2015 ......................          18
                                                             ----------
              Total GNMA
                (Cost $306) ...............................         323
                                                             ----------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $1,840) .............................       1,910
                                                             ----------

 U.S. GOVERNMENT AGENCY OBLIGATION - 1.8%
   (COST $997)
      1,000   Federal Home Loan Mortgage Corporation,
                Bond,
                3.250% due 02/25/2008 .....................         992
                                                             ----------

 U.S. TREASURY NOTE - 1.8%
   (COST $1,000)
      1,000   2.000% due 05/15/2006 .......................         994
                                                             ----------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 4.2%
              Federal Home Loan Mortgage Corporation:
        144     Series 2541, Class LU,
                4.000% due 12/15/2027 .....................         144
      1,000     Series 2552, Class KB,
                4.250% due 06/15/2027 .....................       1,007
      1,214   Government National Mortgage Association,
                Series 2002-70, Class PA,
                4.500% due 08/20/2032 .....................       1,213
                                                             ----------
              Total CMO
                (Cost $2,367) .............................       2,364
                                                             ----------

 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.7%
   (COST $395)
        397   GMAC Commercial Mortgage Securities Inc.,
                Series 1999-CTL1, Class A,
                7.151% due 02/15/2008** ...................         421
                                                             ----------


27                    See Notes to Portfolio of Investments.

SHORT TERM INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 REPURCHASE AGREEMENT - 13.7%
   (COST $7,768)
$     7,768   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $7,768,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $7,926,000) ......  $    7,768
                                                             ----------

TOTAL INVESTMENTS++ (Cost $54,696*)                   98.9%      55,872
OTHER ASSETS AND LIABILITIES (Net)                     1.1          616
                                                     -----   ----------
NET ASSETS                                           100.0%  $   56,488
                                                     =====   ==========

--------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2004.
 ++ All securities segregated as collateral for futures contracts.


                                                   UNREALIZED
  NUMBER OF                             VALUE     DEPRECIATION
  CONTRACTS                            (000S)        (000S)
  ---------                            ------     ------------
FUTURES CONTRACTS-SHORT POSITION
  35    U.S. 5 Year Treasury Note,
            December 2004 .........   $  3,876     $     (16)
                                                   =========

                    See Notes to Portfolio of Investments.                    28

PORTFOLIO of INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 64.9%
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.3%
$     3,631   4.000% due 08/01/2018 .......................  $    3,552
     11,215   4.500% due 04/01/2018-08/01/2033 ** .........      11,130
     22,836   5.000% due 04/01/2018-05/01/2034 ............      22,740
     25,928   5.500% due 12/01/2008-01/01/2034 ............      26,440
     14,687   6.000% due 01/01/2013-05/01/2034 ............      15,254
      5,904   6.500% due 11/01/2016-01/01/2032 ............       6,216
      2,795   7.000% due 04/01/2008-04/01/2032 ............       2,971
        182   7.500% due 02/01/2031 .......................         195
        139   8.000% due 07/01/2007-12/01/2030 ............         149
        112   8.500% due 07/01/2029 .......................         122
         70   8.750% due 01/01/2013 .......................          74
                                                             ----------
              Total FHLMC
                (Cost $88,326) ............................      88,843
                                                             ----------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 23.4%
      3,125   4.500% due 12/01/2018 .......................       3,124
     14,277   5.000% due 04/01/2018-06/01/2034 ............      14,453
     20,072   5.500% due 01/01/2017-08/01/2034 ............      20,495
      6,018   6.000% due 12/01/2016-02/01/2034 ............       6,283
     15,336   6.500% due 09/01/2024-07/01/2034 ............      16,160
      1,848   7.000% due 08/01/2028-11/01/2031 ............       1,963
        307   7.500% due 11/01/2029 .......................         332
        676   8.000% due 05/01/2022-09/01/2027 ............         739
        463   8.500% due 02/01/2023-10/01/2027 ............         509
        196   9.000% due 09/01/2030 .......................         217
                                                             ----------
              Total FNMA
                (Cost $63,832) ............................      64,275
                                                             ----------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 9.2%
     10,392   5.500% due 07/20/2033-03/20/2034 ............      10,574
      9,452   6.000% due 02/20/2029-06/15/2034 ............       9,818
      2,723   6.500% due 03/20/2031-04/20/2034 ............       2,873
        673   7.000% due 01/15/2028-06/20/2031 ............         718
        752   7.500% due 01/15/2023-11/15/2023 ............         812
        101   7.750% due 12/15/2029 .......................         109
        248   8.000% due 07/15/2026-06/20/2030 ............         270
                                                             ----------
              Total GNMA
                (Cost $24,891) ............................      25,174
                                                             ----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $177,049) ...........................     178,292
                                                             ----------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 19.4%
      1,899   Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates,
                Series 2004-4, Class 2A1,
                5.500% due 05/25/2034 .....................       1,919
      2,577   Countrywide Alternative  Loan Trust,
                Series 2003-13T1, Class A1,
                4.000% due 08/25/2033 .....................       2,559

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

              Countrywide Home Loans:
$     3,742     Series 2003-50, Class A1,
                5.000% due 11/25/2018 .....................  $    3,758
      4,000     Series 2004-4, Class A5,
                5.250% due 05/25/2034 .....................       4,043
              Credit Suisse First Boston Mortgage Securities
                Corporation, Pass-through Certificates:
      3,410     Series 2003-08, Class 1A1,
                5.750% due 04/25/2033 .....................       3,451
      4,000     Series 2003-11, Class 1A3,
                4.500% due 06/25/2033 .....................       4,052
              Federal Home Loan Mortgage Corporation:
      4,500     Series 2449, Class ND,
                6.500% due 05/15/2030 .....................       4,647
      1,382     Series 2551, Class QK,
                5.500% due 01/15/2033 .....................       1,407
      2,459     Series 2575, Class LM,
                4.500% due 05/15/2032 .....................       2,479
              Federal National Mortgage Association:
      3,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 .....................       3,468
      3,500     Series 2002-16, Class TM,
                7.000% due 04/25/2032 .....................       3,675
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
         55     Series 1989-90, Class E,
                8.700% due 12/25/2019 .....................          59
      1,186     Series 1992-55, Class DZ,
                8.000% due 04/25/2022 .....................       1,257
        350   Government National Mortgage Association,
                Series 2000-16, Class PB,
                7.500% due 02/16/2028 .....................         357
      4,000   GSR Mortgage Loan Trust,
                Pass-through Certificates,
                Series 2003-4F, Class 2A3,
                5.000% due 05/25/2033 .....................       4,033
      3,000   Residential Funding Mortgage Security,
                Series 2003-S20, Class 1A4,
                5.500% due 12/25/2033 .....................       2,978
              Vendee Mortgage Trust:
      3,853     Series 2000-2, Class G,
                7.500% due 10/15/2009 .....................       3,967
      5,000     Series 2000-3, Class 2H,
                7.500% due 11/15/2014 .....................       5,279
                                                             ----------
              Total CMO
                (Cost $53,084) ............................      53,388
                                                             ----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
              Federal Home Loan Bank, Bond:
      2,000     4.500% due 09/16/2013 .....................       2,001
      2,000     5.125% due 03/06/2006 .....................       2,073
      2,500     6.500% due 08/14/2009 .....................       2,815
      3,000     7.375% due 02/12/2010 .....................       3,503
      2,000   Housing Urban Development, Government
                Guarantee, Series 99-A,
                6.160% due 08/01/2011 .....................       2,137
                                                             ----------
              Total U.S. Government Agency Obligations
                (Cost $11,761) ............................      12,529
                                                             ----------


29                    See Notes to Portfolio of Investments.

U.S. GOVERNMENT SECURITIES FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 U.S. TREASURY OBLIGATIONS - 8.4%
     U.S. TREASURY NOTES - 7.7%
$     3,000   4.000% due 02/15/2014 .......................  $    2,978
      2,000   4.250% due 11/15/2013 .......................       2,026
      3,000   4.375% due 05/15/2007 .......................       3,121
      5,000   4.750% due 05/15/2014 .......................       5,250
      3,000   5.000% due 08/15/2011 .......................       3,225
      2,000   5.750% due 08/15/2010 .......................       2,230
      2,000   5.875% due 11/15/2004 .......................       2,011
        350   6.250% due 02/15/2007 .......................         378
                                                             ----------
                                                                 21,219
                                                             ----------

     U.S. TREASURY BONDS - 0.7%
      1,300   6.250% due 08/15/2023 .......................       1,518
        300   12.750% due 11/15/2010 ......................         335
                                                             ----------
                                                                  1,853
                                                             ----------
              Total U.S. Treasury Obligations
                (Cost $22,336) ............................      23,072
                                                             ----------

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 REPURCHASE AGREEMENT - 3.7%
   (COST $10,051)
$    10,051   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $10,051,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $10,255,000) .....  $   10,051
                                                             ----------
TOTAL INVESTMENTS+ (Cost $274,281*) ...............  101.0%     277,332
OTHER ASSETS AND LIABILITIES (Net) ................   (1.0)      (2,655)
                                                     -----   ----------
NET ASSETS ........................................  100.0%  $  274,677
                                                     =====   ==========

-----------------------------
  * Aggregate cost for federal tax purposes.
 ** A portion of these securities has been purchased on a when-issued basis.
  + All securities segregated as collateral for when-issued securities.


------------------------------------------------------------------
                        GLOSSARY OF TERMS
    REMIC      -- Real Estate Mortgage Investment Conduit
------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    30

PORTFOLIO of INVESTMENTS

INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 CORPORATE BONDS AND NOTES - 70.0%
     FINANCIAL SERVICES/BANKS - 10.5%
$     1,000   Abbey National PLC, Sub. Note,
                6.690% due 10/17/2005 .....................  $    1,038
        500   American General Corporation, Note,
                7.500% due 07/15/2025 .....................         609
        400   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ....................         513
      1,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 .....................       1,176
        500   CIT Group Inc., Sr. Note,
                7.750% due 04/02/2012 .....................         593
      3,000   Citigroup, Inc., Note,
                6.500% due 01/18/2011 .....................       3,370
      2,500   Goldman Sachs Group, Inc., Bond,
                6.875% due 01/15/2011 .....................       2,827
      1,000   Hartford Life Insurance Company, Deb.,
                7.650% due 06/15/2027 .....................       1,225
      1,500   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 .....................       1,734
      1,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 .....................       1,102
      2,000   Merrill Lynch & Company Inc., Note,
                6.000% due 02/17/2009 .....................       2,167
      1,500   Morgan Stanley Dean Witter & Company, Note,
                6.750% due 04/15/2011 .....................       1,683
      1,100   NCNB Corporation, Sub. Note,
                9.375% due 09/15/2009 .....................       1,363
      2,250   Wells Fargo & Company, Sub. Note,
                4.625% due 04/15/2014 .....................       2,231
                                                             ----------
                                                                 21,631
                                                             ----------

     OIL & GAS - 8.1%
      1,200   ANR Pipeline Company, Deb.,
                9.625% due 11/01/2021 .....................       1,434
      1,750   Consolidated Natural Gas Company, Sr. Note,
                6.850% due 04/15/2011 .....................       1,976
      2,500   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 .....................       2,481
      1,000   Enterprise Products Partners LP,
                Company Guarantee,
                6.375% due 02/01/2013 .....................       1,075
      1,423   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017** ...................       1,474
              Petro-Canada:
        500     Deb.,
                9.250% due 10/15/2021 .....................         681
      1,000     Note,
                4.000% due 07/15/2013 .....................         935
      2,500   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 .....................       2,925
      1,000   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032 .....................       1,037
        500   Tesoro Petroleum Corporation, Note,
                8.000% due 04/15/2008 .....................         543
        500   Trans-Canada Pipeline Corporation, Deb.,
                8.500% due 03/20/2023 .....................         517

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

$     1,500   XTO Energy Inc., Sr. Note,
                6.250% due 04/15/2013 .....................  $    1,646
                                                             ----------
                                                                 16,724
                                                             ----------

     TRANSPORTATION/AUTO - 7.4%
      2,000   Burlington Northern Santa Fe Corporation,
                Deb.,
                8.125% due 04/15/2020 .....................       2,509
        346   Continental Airlines Inc., Pass-through
                Certificates, Series 1997-4C,
                6.800% due 07/02/2007 .....................         299
        420   CSX Transportation, Inc., Deb.,
                9.750% due 06/15/2020 .....................         575
        400   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 .....................         457
        250   Ford Motor Company, Deb.,
                8.900% due 01/15/2032 .....................         281
      2,000   Ford Motor Credit Company, Note,
                7.375% due 10/28/2009 .....................       2,193
      1,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 .....................       1,149
              Norfolk Southern Corporation:
      1,000     Bond,
                7.800% due 05/15/2027 .....................       1,227
        580     Deb.,
                9.750% due 06/15/2020 .....................         798
      2,500     Sr. Note,
                6.200% due 04/15/2009 .....................       2,729
      2,000   Southwest Airlines Company, Pass-through
                Certificates, Series A-4,
                9.150% due 07/01/2016 .....................       2,411
      1,300   United Air Lines Inc., Pass-through
                Certificates, (in default),
                9.560% due 10/19/2018 .....................         617
                                                             ----------
                                                                 15,245
                                                             ----------

     CONSUMER PRODUCTS/SERVICES - 7.2%
      1,750   Carnival Corporation, Deb.,
                7.200% due 10/01/2023 .....................       1,983
      1,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 .....................       1,066
      2,500   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 .....................       2,942
              Mattel, Inc., Note:
        500     6.125% due 07/15/2005 .....................         510
      1,000     7.300% due 06/13/2011 .....................       1,131
      1,500   Reed Elsevier Capital Inc.,
                Company Guarantee,
                6.750% due 08/01/2011 .....................       1,702
      1,000   Royal Caribbean Cruises Ltd., Sr. Note,
                8.000% due 05/15/2010 .....................       1,131
              Sealed Air Corporation:
      1,000     Company Guarantee,
                8.750% due 07/01/2008** ...................       1,162
      1,500     Conv. Sr. Note,
                3.000% due 06/30/2033** ...................       1,506
      1,500   Waste Management Inc., Sr. Note,
                7.375% due 08/01/2010 .....................       1,734
                                                             ----------
                                                                 14,867
                                                             ----------


31                    See Notes to Portfolio of Investments.

INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     TELECOMMUNICATIONS - 6.2%
$     4,000   Deutsche Telekom International Finance BV,
                Company Guarantee,
                8.500% due 06/15/2010 .....................  $    4,800
      1,700   Northern Telecom Capital Inc.,
                Company Guarantee,
                7.400% due 06/15/2006 .....................       1,760
      2,000   Qwest Corporation, Note,
                9.125% due 03/15/2012** ...................       2,210
        500   Tele-Communications, Inc., Sr. Deb.,
                7.875% due 08/01/2013 .....................         586
      1,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 .....................       1,173
      2,000   Vodafone Group PLC, Note,
                7.750% due 02/15/2010 .....................       2,349
                                                             ----------
                                                                 12,878
                                                             ----------

     UTILITIES - 5.9%
      1,500   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 .....................       1,668
      1,850   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 .....................       2,118
      1,000   Metropolitan Edison Company, Sr. Note,
                4.950% due 03/15/2013 .....................       1,000
      2,250   Pacific Gas & Electric Company,
                First Mortgage,
                4.200% due 03/01/2011 .....................       2,227
      1,500   PacifiCorp, First Mortgage,
                4.950% due 08/15/2014 .....................       1,522
        500   Public Service Company of New Mexico,
                Sr. Note,
                4.400% due 09/15/2008 .....................         508
      1,500   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 .....................       1,528
      1,500   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .....................       1,583
                                                             ----------
                                                                 12,154
                                                             ----------

     REAL ESTATE INVESTMENT TRUSTS - 5.3%
      1,000   Arden Realty LP, Note,
                5.200% due 09/01/2011 .....................       1,011
      1,000   Developers Diversified Realty Corporation,
                Note,
                4.625% due 08/01/2010 .....................         999
      2,000   Health Care Property Investors, Inc., Note,
                6.000% due 03/01/2015 .....................       2,092
      2,500   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 .....................       2,925
              Nationwide Health Properties Inc., Note:
      1,000     7.060% due 12/05/2006 .....................       1,061
      2,500     9.750% due 03/20/2008 .....................       2,894
                                                             ----------
                                                                 10,982
                                                             ----------

     HEALTH CARE - 4.9%
      1,500   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 .....................       1,591

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

$     2,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 .....................  $    2,156
              DVI, Inc., Sr. Note, (in default):
        400     9.875% due 02/01/2004++ ...................          74
        900     9.875% due 02/01/2004++ ...................         166
      2,000   HCA Inc., Sr. Note,
                8.750% due 09/01/2010 .....................       2,347
        250   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 .....................         227
        750   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 .....................         746
      3,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 .....................       2,708
                                                             ----------
                                                                 10,015
                                                             ----------

     MEDIA - 3.1%
      1,500   Comcast Cable Communications Inc.,
                Sr. Note,
                7.125% due 06/15/2013 .....................       1,699
      2,500   Cox Communications Inc., Note,
                7.875% due 08/15/2009 .....................       2,792
      1,200   News America Holdings Inc., Sr. Deb.,
                8.000% due 10/17/2016 .....................       1,470
        300   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .....................         388
                                                             ----------
                                                                  6,349
                                                             ----------

     INFORMATION TECHNOLOGY - 2.5%
      1,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 .....................       1,001
      2,500   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 .....................       2,225
      1,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 .....................         970
      1,000   TriQuint Semiconductor, Inc., Conv. Sub.
                Note,
                4.000% due 03/01/2007 .....................         968
                                                             ----------
                                                                  5,164
                                                             ----------

     GAMING - 2.4%
        500   Harrah's Operating Company Inc.,
                Company Guarantee,
                8.000% due 02/01/2011 .....................         581
      2,000   Park Place Entertainment Corporation,
                Sr. Note,
                7.500% due 09/01/2009 .....................       2,265
      2,000   Riviera Holdings Corporation,
                Company Guarantee,
                11.000% due 06/15/2010 ....................       2,210
                                                             ----------
                                                                  5,056
                                                             ----------

     RETAIL - 1.9%
      1,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 .....................       1,118
      2,500   Safeway Inc., Note,
                7.500% due 09/15/2009 .....................       2,834
                                                             ----------
                                                                  3,952
                                                             ----------


                    See Notes to Portfolio of Investments.                    32

INCOME FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 CORPORATE BONDS AND NOTES - (CONTINUED)
     AEROSPACE/DEFENSE - 1.8%
$     1,000   Boeing Company, Deb.,
                8.750% due 08/15/2021 .....................  $    1,331
      2,000   Lockheed Martin Corporation, Note,
                8.200% due 12/01/2009 .....................       2,382
                                                             ----------
                                                                  3,713
                                                             ----------

     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.2%
      1,173   Federative Republic of Brazil, C-Bond,
                8.000% due 04/15/2014 .....................       1,167
      1,000   United Mexican States, Bond,
                9.875% due 02/01/2010 .....................       1,236
                                                             ----------
                                                                  2,403
                                                             ----------

     CHEMICALS/MINING/MACHINERY - 1.0%
      2,000   Noranda Inc., Note,
                6.000% due 10/15/2015 .....................       2,138
                                                             ----------

     INDUSTRIAL PRODUCTS - 0.6%
        104   Covanta Energy Corporation,
                Sr. Sec. Note,
                8.250% due 03/15/2011 .....................          94
              Weyerhaeuser Company:
        500     Deb.,
                7.375% due 03/15/2032 .....................         576
        500     Note,
                6.750% due 03/15/2012 .....................         561
                                                             ----------
                                                                  1,231
                                                             ----------
              Total Corporate Bonds and Notes
                (Cost $132,176) ...........................     144,502
                                                             ----------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 21.5%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.8%
      8,276   4.000% due 09/01/2018-10/01/2018 ............       8,088
      2,183   5.000% due 01/01/2018 .......................       2,223
      6,225   5.500% due 03/01/2033-06/01/2033 ............       6,328
      1,155   6.000% due 04/01/2032 .......................       1,197
      1,907   6.500% due 05/01/2031-05/01/2032 ............       2,002
         89   7.000% due 01/01/2030 .......................          94
      2,000   7.630% due 02/01/2010 .......................       2,274
                                                             ----------
              Total FNMA
                (Cost $21,954) ............................      22,206
                                                             ----------

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.9%
      3,528   4.500% due 08/01/2033 .......................       3,408
     11,130   5.000% due 04/01/2018-05/01/2033 ............      11,221
      2,760   5.500% due 11/01/2017-05/01/2031 ............       2,847
      1,771   6.000% due 03/01/2031-05/01/2032 ............       1,833
        615   6.500% due 06/01/2029-08/01/2029 ............         646
        460   7.000% due 01/01/2032 .......................         489
         30   9.000% due 01/01/2025 .......................          34
                                                             ----------
              Total FHLMC
                (Cost $20,393) ............................      20,478
                                                             ----------

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.8%
$       873   6.000% due 05/20/2032 .......................  $      906
        681   7.000% due 06/20/2031 .......................         725
         52   9.000% due 02/15/2025 .......................          58
                                                             ----------
              Total GNMA
                (Cost $1,608) .............................       1,689
                                                             ----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $43,955) ............................      44,373

 U.S. TREASURY NOTES - 6.5%
      6,000   3.375% due 11/15/2008 .......................       6,044
      7,250   3.375% due 12/15/2008 .......................       7,298
                                                             ----------
              Total U.S. Treasury Notes
                (Cost $13,205) ............................      13,342
                                                             ----------

  SHARES
  ------

 RIGHTS - 0.0% ***
   (COST $18)
      5,250   Danielson Holding Corporation-Rights+ .......          23
                                                             ----------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT - 0.7%
   (COST $1,468)
$     1,468   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $1,468,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $1,498,000) ......       1,468
                                                             ----------
TOTAL INVESTMENTS (Cost $190,822*) ................   98.7%     203,708
OTHER ASSETS AND LIABILITIES (Net) ................    1.3        2,727
                                                     -----   ----------
NET ASSETS ........................................  100.0%  $  206,435
                                                     =====   ==========

----------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
*** Amount represents less than 0.1% of the net assets of the Fund.
  + Non-income producing security.
 ++ Defaulted security is past maturity but continues to be valued by an independent pricing service in recognition of future potential worth.

33                    See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

MONEY MARKET FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 COMMERCIAL PAPER (DOMESTIC) - 5.6%
$       570   PACCAR Financial Corporation,
                1.110% due 10/14/2004+++ ..................  $      570
        565   Windmill Funding Corporation,
                1.650% due 11/10/2004+++** ................         564
                                                             ----------
              Total Commercial Paper (Domestic)
                (Cost $1,134) .............................       1,134
                                                             ----------

 CERTIFICATES OF DEPOSIT (YANKEE) - 13.8%
        700   Bank of Nova Scotia,
                1.770% due 06/24/2005++ ...................         700
      1,000   Canadian Imperial Bank of Commerce,
                1.793% due 01/31/2005++ ...................       1,000
      1,100   Royal Bank of Canada,
                1.765% due 01/24/2005++ ...................       1,100
                                                             ----------
              Total Certificates of Deposit (Yankee)
                (Cost $2,800) .............................       2,800
                                                             ----------

 MEDIUM TERM NOTES - 12.9%
        700   Caterpillar Financial Services Corporation,
                4.500% due 12/15/2004 .....................         704
        700   JP Morgan Chase & Co., Series C,
                1.990% due 02/24/2005++ ...................         701
        700   Norwest Corporation, Series F,
                6.500% due 06/01/2005 .....................         720
        500   Salomon Smith Barney Holdings Inc.,
                Series K,
                1.870% due 11/18/2004++ ...................         500
                                                             ----------
              Total Medium Term Notes
                (Cost $2,625) .............................       2,625
                                                             ----------

 CORPORATE BONDS AND NOTES - 32.8%
        655   Allstate Corporation, Sr. Note,
                7.875% due 05/01/2005 .....................         677
        575   Answers In Genesis of Kentucky, Note,
                (LOC: Fifth Third Bank),
                1.840% due 03/01/2007+** ..................         575
        619   Bank of America Corporation, Note,
                7.875% due 05/16/2005 .....................         641
        769   Everett Clinic, P.S., Bond,
                (LOC: Bank of America),
                1.860% due 05/01/2022+ ....................         769
        955   Lauren Company LLC, Bond,
                (LOC: Wells Fargo Bank),
                1.850% due 07/01/2033+** ..................         955
        850   SouthTrust Bank NA, Note,
                1.754% due 05/02/2005++ ...................         850
        600   St. Ursula Villa of Cincinnati, Bond,
                (LOC: Fifth Third Bank),
                1.840% due 09/01/2024+ ....................         600
        500   SunTrust Banks, Inc., Deposit Note,
                Series CD,
                1.840% due 10/25/2004++ ...................         500
        500   U.S. Bank NA, Note,
                2.220% due 07/18/2005 .....................         500
        580   Victory Christian Fellowship, Note,
                (LOC: Fifth Third Bank),
                1.840% due 09/01/2024+** ..................         580
                                                             ----------
              Total Corporate Bonds and Notes
                (Cost $6,647) .............................       6,647
                                                             ----------

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 TAXABLE MUNICIPAL BONDS - 21.5%
$       750   California Statewide Communities
                Development Authority, MFHR,
                (Hallmark House Apartments),
                Series ZZ-T, (FNMA Collateral),
                1.930% due 12/15/2036+ ....................  $      750
        975   Connecticut State Housing Finance
                Authority, Housing Revenue,
                (Housing Mortgage Finance Program),
                Series F-1, (AMBAC Insured),
                1.860% due 11/15/2016+ ....................         975
        500   New York State Housing Finance Agency,
                Housing Revenue, (West 20th Street
                Project), Series B, (FNMA Collateral),
                1.800% due 05/15/2033+ ....................         500
        700   Oakland-Alameda County, California,
                Coliseum Authority, Lease Revenue,
                (Coliseum Project), Series D,
                (LOC: Wachovia Bank),
                1.550% due 02/01/2011+ ....................         700
        500   Shelby County, Tennessee, Health,
                Educational & Housing Facilities Board,
                MFHR, Series A-T,
                (LOC: Bank of America),
                1.800% due 07/01/2022+ ....................         500
        590   Washington State Housing Finance
                Commission, MFHR, (Bremerton
                Project), Series B, (FNMA Collateral),
                1.880% due 05/15/2033+ ....................         590
        340   Washington State Housing Finance
                Commission, Nonprofit Revenue,
                (Pioneer Human Services Projects),
                Series B, (LOC: U.S. Bank),
                1.900% due 08/01/2019+ ....................         340
                                                             ----------
              Total Taxable Municipal Bonds
                (Cost $4,355) .............................       4,355
                                                             ----------

 U.S. GOVERNMENT AGENCY OBLIGATION - 2.9%
   (COST $598)
     FEDERAL HOME LOAN BANK (FHLB) - 2.9%
        600   1.520% due 05/17/2005 .......................         598
                                                             ----------

 FUNDING AGREEMENT - 2.5%
   (COST $500)
        500   New York Life Insurance,
                1.720% due 08/03/2005++*** ................         500
                                                             ----------


                    See Notes to Portfolio of Investments.                    34

MONEY MARKET FUND

SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                        VALUE
  (000S)                                                       (000S)
 ---------                                                     ------

 REPURCHASE AGREEMENT - 7.8%
   (COST $1,594)
$     1,594   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $1,594,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $1,626,000) ......  $    1,594
                                                             ----------
TOTAL INVESTMENTS (Cost $20,253*) .................   99.8%      20,253
OTHER ASSETS AND LIABILITIES (Net) ................    0.2           31
                                                     -----   ----------
NET ASSETS ........................................  100.0%  $   20,284
                                                     =====   ==========

-----------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
*** Security is restricted and illiquid. It was acquired on August 4, 2004, and has a value of $0.02 per share to the Fund.
  + Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at September 30, 2004.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate on purchase date.

---------------------------------------------------------------------
                             GLOSSARY OF TERMS
    AMBAC       -- American Municipal Bond Assurance Corporation
    FNMA        -- Federal National Mortgage Association
    LOC         -- Letter of Credit
    MFHR        -- Multi-family Housing Revenue
---------------------------------------------------------------------

35                   See Notes to Portfolio of Investments.

NOTES to PORTFOLIO of INVESTMENTS (unaudited)

WM VARIABLE TRUST

1.   VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official closing price) are valued at the last sale price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/ (depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and

WM VARIABLE TRUST

losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the "Statements of Assets and Liabilities". Realized and unrealized gains and losses are included in the "Statements of Operations". Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the "Statements of Assets and Liabilities."

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities.

SECURITIES TRANSACTIONS:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At September 30, 2004, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

3.   UNREALIZED APPRECIATION/(DEPRECIATION)

At September 30, 2004, the aggregate gross unrealized appreciation/ (depreciation) on a tax basis are as follows:

                                                                 (IN THOUSANDS)
                                    ---------------------------------------------------------------------------------

                                                 EQUITY     GROWTH &   WEST COAST    MID CAP                SMALL CAP
                                      REIT       INCOME      INCOME      EQUITY       STOCK      GROWTH       VALUE
                                      FUND        FUND        FUND        FUND        FUND        FUND        FUND
                                    --------    --------    --------    --------    --------    --------    --------
Tax basis unrealized appreciation   $ 10,983    $ 35,357    $ 57,412    $ 30,115    $ 22,034    $ 23,178    $  3,559
Tax basis unrealized depreciation       (155)     (3,336)    (10,623)     (9,451)     (2,120)     (8,566)     (1,470)
                                    --------    --------    --------    --------    --------    --------    --------
Net tax unrealized appreciation/
   (depreciation) ...............   $ 10,828    $ 32,021    $ 46,789    $ 20,664    $ 19,914    $ 14,612    $  2,089
                                    ========    ========    ========    ========    ========    ========    ========

                                                                           U.S.
                                    SMALL CAP INTERNATIONAL SHORT TERM  GOVERNMENT                  MONEY
                                     GROWTH      GROWTH       INCOME    SECURITIES    INCOME       MARKET
                                      FUND        FUND         FUND        FUND        FUND         FUND
                                    --------    --------     --------    --------    --------    ----------
Tax basis unrealized appreciation   $ 11,420    $ 13,806     $  1,464    $  4,416    $ 15,325    $       --
Tax basis unrealized depreciation     (9,866)     (3,637)        (288)     (1,365)     (2,439)           --
                                    --------    --------     --------    --------    --------    ----------
Net tax unrealized appreciation/
   (depreciation) ...............   $  1,554    $ 10,169     $  1,176    $  3,051    $ 12,886    $       --
                                    ========    ========     ========    ========    ========    ==========

PORTFOLIOS of INVESTMENTS

FLEXIBLE INCOME PORTFOLIO
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 INVESTMENT COMPANY SECURITIES -- 99.6%
    493,059   WM VT Equity Income Fund ................      $   7,273
    831,192   WM VT Growth & Income Fund ..............         14,105
    923,128   WM VT Growth Fund .......................         11,022
  1,837,017   WM High Yield Fund ......................         14,953
  4,783,733   WM VT Income Fund .......................         52,143
    401,766   WM VT Mid Cap Stock Fund ................          6,027
    155,786   WM VT REIT Fund .........................          2,282
  9,575,453   WM VT Short Term Income Fund ............         24,609
    221,346   WM VT Small Cap Growth Fund .............          1,888
    201,542   WM VT Small Cap Value Fund ..............          2,181
  6,407,011   WM VT U.S. Government Securities Fund ...         67,978
    115,062   WM VT West Coast Equity Fund ............          2,110
                                                             ---------
              Total Investment Company Securities
                (Cost $193,163) .......................        206,571
                                                             ---------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT -- 0.2%
   (COST $449)
$       449   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $449,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $458,000) ....            449
                                                             ---------
TOTAL INVESTMENTS (Cost $193,612*) .............  99.8%        207,020
OTHER ASSETS AND LIABILITIES (Net) .............   0.2             492
                                                 -----       ---------
NET ASSETS ..................................... 100.0%      $ 207,512
                                                 =====       =========

-------------------------
   * Aggregate cost for federal tax purposes.


CONSERVATIVE BALANCED PORTFOLIO
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 INVESTMENT COMPANY SECURITIES -- 99.0%
    249,394   WM VT Equity Income Fund ................      $   3,679
    292,919   WM VT Growth & Income Fund ..............          4,971
    394,297   WM VT Growth Fund .......................          4,708
    418,099   WM High Yield Fund ......................          3,403
  1,034,581   WM VT Income Fund .......................         11,277
    196,306   WM VT International Growth Fund .........          2,212
    143,703   WM VT Mid Cap Stock Fund ................          2,156
     87,875   WM VT REIT Fund .........................          1,287
  1,295,662   WM VT Short Term Income Fund ............          3,330
     93,951   WM VT Small Cap Growth Fund .............            801
     80,439   WM VT Small Cap Value Fund ..............            870
  1,467,230   WM VT U.S. Government Securities Fund ...         15,567
     92,673   WM VT West Coast Equity Fund ............          1,700
                                                             ---------
              Total Investment Company Securities
                (Cost $52,517) ........................         55,961
                                                             ---------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT -- 0.8%
   (COST $456)
$       456   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $456,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $465,000) ....            456
                                                             ---------
TOTAL INVESTMENTS (Cost $52,973*) ..............  99.8%         56,417
OTHER ASSETS AND LIABILITIES (Net) .............   0.2             125
                                                 -----       ---------
NET ASSETS ..................................... 100.0%      $  56,542
                                                 =====       =========

-------------------------
   * Aggregate cost for federal tax purposes.

                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS of INVESTMENTS

BALANCED PORTFOLIO
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 INVESTMENT COMPANY SECURITIES -- 98.0%
  4,000,850   WM VT Equity Income Fund ................      $  59,013
  4,727,935   WM VT Growth & Income Fund ..............         80,233
  6,334,331   WM VT Growth Fund .......................         75,632
  3,673,232   WM High Yield Fund ......................         29,900
  6,639,396   WM VT Income Fund .......................         72,369
  2,778,614   WM VT International Growth Fund .........         31,315
  2,311,045   WM VT Mid Cap Stock Fund ................         34,666
  1,373,650   WM VT REIT Fund .........................         20,124
  2,769,032   WM VT Short Term Income Fund ............          7,116
  1,565,673   WM VT Small Cap Growth Fund .............         13,355
  1,434,368   WM VT Small Cap Value Fund ..............         15,520
  9,969,922   WM VT U.S. Government Securities Fund ...        105,781
  1,629,576   WM VT West Coast Equity Fund ............         29,886
                                                             ---------
              Total Investment Company Securities
                (Cost $523,629) .......................        574,910
                                                             ---------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT -- 2.0%
   (COST $11,803)
$    11,803   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $11,804,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $12,043,000)..         11,803
                                                             ---------
TOTAL INVESTMENTS (Cost $535,432*) ............. 100.0%        586,713
OTHER ASSETS AND LIABILITIES (Net) .............   0.0             (65)
                                                 -----       ---------
NET ASSETS ..................................... 100.0%      $ 586,648
                                                 =====       =========

-------------------------
   * Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 INVESTMENT COMPANY SECURITIES -- 99.9%
  2,881,689   WM VT Equity Income Fund ................      $  42,505
  3,955,390   WM VT Growth & Income Fund ..............         67,123
  5,048,315   WM VT Growth Fund .......................         60,277
  1,772,568   WM High Yield Fund ......................         14,429
  1,299,202   WM VT Income Fund .......................         14,161
  2,302,752   WM VT International Growth Fund .........         25,952
  1,851,506   WM VT Mid Cap Stock Fund ................         27,773
  1,012,025   WM VT REIT Fund .........................         14,826
  1,318,270   WM VT Small Cap Growth Fund .............         11,245
  1,196,674   WM VT Small Cap Value Fund ..............         12,948
  2,946,510   WM VT U.S. Government Securities Fund ...         31,262
  1,360,915   WM VT West Coast Equity Fund ............         24,959
                                                             ---------
              Total Investment Company Securities
                (Cost $339,714) .......................        347,460
                                                             ---------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT -- 0.1%
   (COST $137)
$       137   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $137,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $140,000) ....            137
                                                             ---------
TOTAL INVESTMENTS (Cost $339,851*) ............. 100.0%        347,597
OTHER ASSETS AND LIABILITIES (Net) .............   0.0             107
                                                 -----       ---------
NET ASSETS ..................................... 100.0%      $ 347,704
                                                 =====       =========

-------------------------
   * Aggregate cost for federal tax purposes.

2                    See Notes to Portfolio of Investments.

PORTFOLIO of INVESTMENTS

STRATEGIC GROWTH PORTFOLIO
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                VALUE
   SHARES                                                      (000S)
   ------                                                      ------

 INVESTMENT COMPANY SECURITIES -- 99.4%
  1,222,548   WM VT Equity Income Fund ................      $  18,033
  1,947,913   WM VT Growth & Income Fund ..............         33,056
  2,291,726   WM VT Growth Fund .......................         27,363
    914,377   WM High Yield Fund ......................          7,443
  1,153,462   WM VT International Growth Fund .........         13,000
  1,068,022   WM VT Mid Cap Stock Fund ................         16,020
    435,432   WM VT REIT Fund .........................          6,379
    627,579   WM VT Small Cap Growth Fund .............          5,353
    581,245   WM VT Small Cap Value Fund ..............          6,289
    717,667   WM VT West Coast Equity Fund ............         13,162
                                                             ---------
              Total Investment Company Securities
                (Cost $141,671) .......................        146,098
                                                             ---------

 PRINCIPAL
  AMOUNT
  (000S)
 ---------

 REPURCHASE AGREEMENT -- 0.4%
   (COST $598)
$       598   Agreement with Morgan Stanley,
                1.620% dated 09/30/2004, to be
                repurchased at $598,000 on 10/01/2004
                (Collateralized by U.S. Treasury Notes,
                having various interest rates and
                maturities, market value $610,000) ....            598
                                                             ---------
TOTAL INVESTMENTS (Cost $142,269*) .............  99.8%        146,696
OTHER ASSETS AND LIABILITIES (Net) .............   0.2             305
                                                 -----       ---------
NET ASSETS ..................................... 100.0%      $ 147,001
                                                 =====       =========

-------------------------
   * Aggregate cost for federal tax purposes.

                     See Notes to Portfolio of Investments.                    3

NOTES to PORTFOLIO of INVESTMENTS (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS


1.   VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per Class 1 or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.


2.   UNREALIZED APPRECIATION/(DEPRECIATION)

At September 30, 2004, the aggregate gross unrealized appreciation/ (depreciation) on a tax basis are as follows:

                                                                         (IN THOUSANDS)
                                              ---------------------------------------------------------------------

                                              FLEXIBLE     CONSERVATIVE                 CONSERVATIVE      STRATEGIC
                                               INCOME        BALANCED      BALANCED        GROWTH          GROWTH
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              ---------    ------------    ---------    ------------      ---------
Tax basis unrealized appreciation .........  $    13,408   $     3,444    $   53,839      $  33,449      $   13,142
Tax basis unrealized depreciation .........           --            --        (2,558)       (25,703)         (8,715)
                                             -----------   -----------    ----------      ---------      ----------
Net tax basis unrealized appreciation .....  $    13,408   $     3,444    $   51,281      $   7,746      $    4,427
                                             ===========   ===========    ==========      =========      ==========

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WM Variable Trust


By: /S/ WILLIAM G. PAPESH
    ---------------------

William G. Papesh


President and Chief Executive Officer


November 23, 2004

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


WM Variable Trust


By:/S/ JEFFREY L. LUNZER
   ---------------------

Jeffrey L. Lunzer


Treasurer and Chief Financial Officer


November 23, 2004



By:/S/ WILLIAM G. PAPESH
   ---------------------

William G. Papesh


President and Chief Executive Officer


November 23, 2004